UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Strategic Advisers®
Growth Multi-Manager Fund

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 16, 2011 to November 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2011	Expenses Paid During Period
Actual	.97%	$ 1,000.00	$ 1,003.00	$ .40 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.15	$ 4.90 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 15/366 (to reflect the period November 16, 2011 to November 30, 2011).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2011
% of fund's net assets
Apple, Inc.	3.9
Google, Inc. Class A	3.6
Oracle Corp.	2.8
QUALCOMM, Inc.	2.4
Philip Morris International, Inc.	2.3
Schlumberger Ltd.	1.7
Monsanto Co.	1.5
Cognizant Technology Solutions Corp. Class A	1.5
Starbucks Corp.	1.4
Danaher Corp.	1.2
22.3
Top Five Market Sectors as of November 30, 2011
% of fund's net assets
Information Technology	27.0
Consumer Discretionary	15.0
Energy	9.9
Industrials	9.6
Health Care	9.5
Asset Allocation (% of fund's net assets)
As of November 30, 2011
Common Stocks 87.9%
Large Growth Funds 0.4%
Short-Term Investments and Net Other Assets 11.7%

Asset allocations of equity funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.1%
BorgWarner, Inc. (a)	4,400	$ 290,048
Gentex Corp.	6,240	183,955
TRW Automotive Holdings Corp. (a)	2,600	84,916
		558,919
Automobiles - 0.5%
Ford Motor Co. (a)	4,472	47,403
General Motors Co.	9,080	193,313
		240,716
Hotels, Restaurants & Leisure - 4.7%
Ctrip.com International Ltd. sponsored ADR (a)	4,000	108,800
Las Vegas Sands Corp. (a)	7,210	336,779
McDonald's Corp.	5,698	544,273
Starbucks Corp.	15,970	694,376
Starwood Hotels & Resorts Worldwide, Inc.	1,980	94,406
Wynn Resorts Ltd.	3,610	435,222
Yum! Brands, Inc.	2,400	134,496
		2,348,352
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	2,233	121,944
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,850	355,737
Expedia, Inc.	2,580	71,763
Priceline.com, Inc. (a)	500	242,945
		670,445
Media - 1.4%
CBS Corp. Class B	16,870	439,295
DIRECTV (a)	1,071	50,573
Omnicom Group, Inc.	3,410	147,210
Time Warner Cable, Inc.	781	47,235
		684,313
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,769	144,156
Macy's, Inc.	5,452	176,263
		320,419
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A	1,300	62,283
AutoZone, Inc. (a)	997	327,395
Best Buy Co., Inc.	3,480	94,273
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	1,719	$ 40,551
Home Depot, Inc.	12,106	474,797
O'Reilly Automotive, Inc. (a)	3,946	304,789
Ross Stores, Inc.	1,346	119,915
Signet Jewelers Ltd.	1,872	82,892
Staples, Inc.	5,450	78,535
Tiffany & Co., Inc.	1,810	121,342
TJX Companies, Inc.	5,900	364,030
		2,070,802
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	1,054	65,970
Deckers Outdoor Corp. (a)	529	57,632
NIKE, Inc. Class B	2,420	232,756
Ralph Lauren Corp.	1,200	170,232
		526,590
TOTAL CONSUMER DISCRETIONARY		7,542,500
CONSUMER STAPLES - 7.8%
Beverages - 1.5%
Hansen Natural Corp. (a)	1,365	125,853
PepsiCo, Inc.	6,510	416,640
The Coca-Cola Co.	2,880	193,622
		736,115
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,800	153,540
CVS Caremark Corp.	10,198	396,090
		549,630
Food Products - 1.5%
General Mills, Inc.	2,900	115,855
Kellogg Co.	1,940	95,370
Kraft Foods, Inc. Class A	7,428	268,522
Mead Johnson Nutrition Co. Class A	3,597	271,070
		750,817
Household Products - 0.2%
Energizer Holdings, Inc. (a)	1,602	115,793
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	3,960	$ 467,201
Herbalife Ltd.	1,613	89,199
		556,400
Tobacco - 2.4%
Lorillard, Inc.	344	38,397
Philip Morris International, Inc.	14,942	1,139,178
		1,177,575
TOTAL CONSUMER STAPLES		3,886,330
ENERGY - 9.9%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	1,051	57,395
Cameron International Corp. (a)	2,250	121,478
FMC Technologies, Inc. (a)	6,300	329,868
Halliburton Co.	12,906	474,941
National Oilwell Varco, Inc.	6,844	490,715
Schlumberger Ltd.	11,530	868,555
Superior Energy Services, Inc. (a)	1,642	48,784
		2,391,736
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	3,070	73,680
Chevron Corp.	5,384	553,583
Concho Resources, Inc. (a)	2,500	254,050
ConocoPhillips	2,094	149,344
Denbury Resources, Inc. (a)	13,720	231,868
Exxon Mobil Corp.	4,954	398,500
HollyFrontier Corp.	1,853	43,082
Occidental Petroleum Corp.	5,830	576,587
Peabody Energy Corp.	2,000	78,460
Range Resources Corp.	1,000	71,710
Valero Energy Corp.	5,825	129,723
		2,560,587
TOTAL ENERGY		4,952,323
FINANCIALS - 3.7%
Capital Markets - 2.0%
Charles Schwab Corp.	12,160	145,434
Franklin Resources, Inc.	1,800	181,476
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	5,690	$ 322,964
TD Ameritrade Holding Corp.	22,610	368,317
		1,018,191
Commercial Banks - 0.2%
Wells Fargo & Co.	4,370	113,008
Consumer Finance - 0.5%
Capital One Financial Corp.	1,891	84,452
Discover Financial Services	5,697	135,703
		220,155
Diversified Financial Services - 1.0%
CME Group, Inc.	830	206,902
IntercontinentalExchange, Inc. (a)	1,300	158,236
JPMorgan Chase & Co.	4,000	123,880
		489,018
TOTAL FINANCIALS		1,840,372
HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	1,908	110,492
Biogen Idec, Inc. (a)	1,100	126,445
Celgene Corp. (a)	2,700	170,316
Gilead Sciences, Inc. (a)	5,982	238,383
		645,636
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	3,290	169,961
Edwards Lifesciences Corp. (a)	2,300	151,869
IDEXX Laboratories, Inc. (a)	662	49,776
Intuitive Surgical, Inc. (a)	300	130,263
Medtronic, Inc.	5,120	186,522
The Cooper Companies, Inc.	1,290	79,025
Varian Medical Systems, Inc. (a)	2,200	136,906
		904,322
Health Care Providers & Services - 2.9%
Aetna, Inc.	3,409	142,564
Cardinal Health, Inc.	1,547	65,686
CIGNA Corp.	3,324	147,021
DaVita, Inc. (a)	938	71,457
Express Scripts, Inc. (a)	3,800	173,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,878	$ 152,700
UnitedHealth Group, Inc.	9,977	486,578
WellPoint, Inc.	2,700	190,485
		1,429,961
Health Care Technology - 0.2%
Cerner Corp. (a)	1,700	103,666
Pharmaceuticals - 3.3%
Allergan, Inc.	6,350	531,622
Endo Pharmaceuticals Holdings, Inc. (a)	4,446	152,187
Johnson & Johnson	2,033	131,576
Merck & Co., Inc.	4,570	163,378
Perrigo Co.	1,300	127,270
Pfizer, Inc.	12,540	251,678
Shire PLC sponsored ADR	1,800	182,376
Watson Pharmaceuticals, Inc. (a)	2,140	138,287
		1,678,374
TOTAL HEALTH CARE		4,761,959
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	5,600	303,240
Lockheed Martin Corp.	1,460	114,099
Northrop Grumman Corp.	1,454	82,980
Precision Castparts Corp.	2,980	490,955
The Boeing Co.	3,240	222,556
United Technologies Corp.	3,100	237,460
		1,451,290
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,900	130,169
Expeditors International of Washington, Inc.	2,140	93,111
		223,280
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	870	70,487
Construction & Engineering - 0.6%
Fluor Corp.	3,400	186,388
KBR, Inc.	3,597	103,953
		290,341
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.4%
Danaher Corp.	12,010	$ 581,044
Tyco International Ltd.	2,102	100,812
		681,856
Machinery - 2.7%
Caterpillar, Inc.	3,868	378,600
Deere & Co.	2,700	213,975
Eaton Corp.	1,282	57,575
Flowserve Corp.	1,940	199,374
Illinois Tool Works, Inc.	2,600	118,144
Parker Hannifin Corp.	2,500	206,950
Snap-On, Inc.	1,671	85,722
Timken Co.	2,131	89,523
		1,349,863
Professional Services - 0.2%
Towers Watson & Co.	1,655	107,840
Road & Rail - 1.3%
CSX Corp.	3,785	82,172
Norfolk Southern Corp.	1,413	106,738
Union Pacific Corp.	4,300	444,663
		633,573
TOTAL INDUSTRIALS		4,808,530
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	11,430	213,055
Juniper Networks, Inc. (a)	2,800	63,588
QUALCOMM, Inc.	21,630	1,185,324
		1,461,967
Computers & Peripherals - 5.6%
Apple, Inc. (a)	5,108	1,952,273
Dell, Inc. (a)	7,987	125,875
EMC Corp. (a)	13,200	303,732
Hewlett-Packard Co.	5,990	167,421
NCR Corp. (a)	2,833	49,549
NetApp, Inc. (a)	4,280	157,632
Western Digital Corp. (a)	2,013	58,518
		2,815,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Avnet, Inc. (a)	1,407	$ 41,915
AVX Corp.	2,615	33,838
Corning, Inc.	12,840	170,387
		246,140
Internet Software & Services - 4.5%
Baidu.com, Inc. sponsored ADR (a)	1,900	248,881
Google, Inc. Class A (a)	2,999	1,797,571
LinkedIn Corp. (a)	1,000	65,930
VeriSign, Inc.	4,200	141,036
		2,253,418
IT Services - 4.8%
Accenture PLC Class A	626	36,264
Cognizant Technology Solutions Corp. Class A (a)	10,890	733,442
Fiserv, Inc. (a)	1,378	79,455
International Business Machines Corp.	1,361	255,868
MasterCard, Inc. Class A	1,520	569,316
The Western Union Co.	5,916	103,175
VeriFone Systems, Inc. (a)	2,437	106,862
Visa, Inc. Class A	5,600	543,032
		2,427,414
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	2,500	94,175
Analog Devices, Inc.	1,800	62,748
ARM Holdings PLC sponsored ADR	2,230	63,042
Broadcom Corp. Class A	6,410	194,511
Lam Research Corp. (a)	890	36,285
Microchip Technology, Inc.	6,390	223,075
		673,836
Software - 7.4%
Adobe Systems, Inc. (a)	7,290	199,892
BMC Software, Inc. (a)	5,430	193,634
Citrix Systems, Inc. (a)	2,700	192,753
Intuit, Inc.	10,511	559,606
Microsoft Corp.	8,161	208,758
Oracle Corp.	43,839	1,374,353
Rovi Corp. (a)	5,390	149,573
salesforce.com, Inc. (a)	1,970	233,287
Symantec Corp. (a)	7,013	114,663
Synopsys, Inc. (a)	7,772	217,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	1,914	$ 52,444
VMware, Inc. Class A (a)	1,940	187,559
		3,683,905
TOTAL INFORMATION TECHNOLOGY		13,561,680
MATERIALS - 4.9%
Chemicals - 3.9%
Ashland, Inc.	5,367	298,513
E.I. du Pont de Nemours & Co.	2,252	107,465
Ecolab, Inc.	3,100	176,762
Monsanto Co.	10,437	766,598
PPG Industries, Inc.	1,850	162,338
Praxair, Inc.	3,690	376,380
The Mosaic Co.	1,320	69,643
		1,957,699
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	1,700	115,277
Freeport-McMoRan Copper & Gold, Inc.	6,976	276,250
		391,527
Paper & Forest Products - 0.2%
Domtar Corp.	1,378	108,214
TOTAL MATERIALS		2,457,440
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A	4,400	259,600
TOTAL COMMON STOCKS (Cost $43,981,430)		44,070,734
Equity Funds - 0.4%

Large Growth Funds - 0.4%
iShares Russell 1000 Growth Index ETF (Cost $198,290)	3,448	200,639
Short-Term Funds - 10.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $5,360,800)	5,360,800	$ 5,360,800
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $49,540,520)		49,632,173
NET OTHER ASSETS (LIABILITIES) - 1.0%		509,059
NET ASSETS - 100%		$ 50,141,232
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
80 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 4,984,000	$ 41,848

The face value of futures purchased as a percentage of net assets is 9.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 41,848	$ -
Total Value of Derivatives	$ 41,848	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,540,520)		$ 49,632,173
Segregated cash with broker for futures contracts		320,000
Receivable for investments sold		141,643
Receivable for fund shares sold		878
Dividends receivable		57,301
Interest receivable		120
Receivable for daily variation margin on futures contracts		198,000
Prepaid expenses		22,906
Receivable from investment adviser for expense reductions		4,917
Total assets		50,377,938

Liabilities
Payable for investments purchased	$ 190,650
Accrued management fee	10,128
Other affiliated payables	2,605
Registration fee payable	29,426
Other payables and accrued expenses	3,897
Total liabilities		236,706

Net Assets		$ 50,141,232
Net Assets consist of:
Paid in capital		$ 50,000,888
Undistributed net investment income		39,189
Accumulated undistributed net realized gain (loss) on investments		(32,346)
Net unrealized appreciation (depreciation) on investments		133,501
Net Assets, for 5,000,089 shares outstanding		$ 50,141,232
Net Asset Value, offering price and redemption price per share ($50,141,232 ÷ 5,000,089 shares)		$ 10.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 39,251
Special dividends		18,050
Interest		120
Total Income		57,421

Expenses
Management fee	$ 10,128
Transfer agent fees	1,862
Accounting fees and expenses	743
Custodian fees and expenses	1,970
Registration fees	6,520
Audit	1,926
Total expenses before reductions	23,149
Expense reductions	(4,917)	18,232
Net investment income (loss)		39,189
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	91,653
Futures contracts	41,848
Total change in net unrealized appreciation (depreciation)		133,501
Net gain (loss)		101,155
Net increase (decrease) in net assets resulting from operations		$ 140,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,189
Net realized gain (loss)	(32,346)
Change in net unrealized appreciation (depreciation)	133,501
Net increase (decrease) in net assets resulting from operations	140,344
Share transactions Proceeds from sales of shares	50,000,888
Total increase (decrease) in net assets	50,141,232

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $39,189)	$ 50,141,232
Other Information Shares
Sold	5,000,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended November 30, 2011 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01 I
Net realized and unrealized gain (loss)	.02
Total from investment operations	.03
Net asset value, end of period	$ 10.03
Total Return B, C	.30%
Ratios to Average Net Assets G
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	2.09% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,141
Portfolio turnover rate E	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period November 16, 2011 (commencement of operations) to November 30, 2011.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount not annualized.

I Investment income per share reflects a special dividend which amounted to $.004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 682,769
Gross unrealized depreciation	(611,060)
Net unrealized appreciation (depreciation) on securities and other investments	$ 71,709

Tax cost	$ 49,560,464

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $41,848 related to its investment in futures contracts. This amount is included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $44,624,948 and $412,882, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .54% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In December 2011, the Board of Trustees approved the appointment of Morgan Stanley Investment Management, Inc. (MSIM) as an additional sub-adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $4,917.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On September 8, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Advisory Contracts.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the sub-advisers, (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including their size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that the Investment Advisers' investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any, incurred by the fund or an acquired fund in which the fund invests) to 0.97% until July 31, 2013. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's management fee rate is expected to be below the median based upon the sub-advisory agreements. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Strategic Advisers offers to shareholders.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

MMG-SANN-0112
1.931556.100

Strategic Advisers®
Core Multi-Manager Fund

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 16, 2011 to November 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2011	Expenses Paid During Period
Actual	.97%	$ 1,000.00	$ 1,007.00	$ .40A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.15	$ 4.90 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 15/366 (to reflect the period November 16, 2011 to November 30, 2011).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2011
% of fund's net assets
Apple, Inc.	2.8
Exxon Mobil Corp.	2.2
Google, Inc. Class A	2.0
Chevron Corp.	1.7
Wells Fargo & Co.	1.6
AT&T, Inc.	1.6
International Business Machines Corp.	1.5
Procter & Gamble Co.	1.3
Berkshire Hathaway, Inc. Class B	1.2
Kraft Foods, Inc. Class A	1.2
17.1
Top Five Market Sectors as of November 30, 2011
% of fund's net assets
Information Technology	17.0
Energy	14.0
Financials	12.3
Consumer Discretionary	11.0
Industrials	10.1
Asset Allocation (% of fund's net assets)
As of November 30, 2011
Stocks 90.9%
Corporate Bonds 0.0% †
Short-Term Investments and Net Other Assets 9.1%

† Amount represents less than 0.1%
Asset allocations of equity funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Autoliv, Inc.	131	$ 6,980
Johnson Controls, Inc.	1,900	59,812
Modine Manufacturing Co. (a)	409	3,959
Nokian Tyres PLC	200	6,574
Stoneridge, Inc. (a)	333	2,737
Tenneco, Inc. (a)	354	10,252
TRW Automotive Holdings Corp. (a)	558	18,224
		108,538
Automobiles - 0.3%
Ford Motor Co. (a)	2,900	30,740
General Motors Co.	2,900	61,741
Harley-Davidson, Inc.	1,000	36,770
Honda Motor Co. Ltd.	100	3,174
Winnebago Industries, Inc. (a)	1,136	7,316
		139,741
Distributors - 0.0%
Silver Base Group Holdings Ltd.	7,000	6,435
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	500	4,839
DeVry, Inc.	147	5,073
H&R Block, Inc.	1,500	23,595
Stewart Enterprises, Inc. Class A	986	6,133
Weight Watchers International, Inc.	87	5,113
		44,753
Hotels, Restaurants & Leisure - 2.0%
Accor SA	300	8,345
Carnival Corp. unit	2,600	86,320
Chipotle Mexican Grill, Inc. (a)	200	64,312
Club Mediterranee SA (a)	400	6,300
Denny's Corp. (a)	2,122	7,215
DineEquity, Inc. (a)	283	13,324
International Game Technology	7,600	129,656
Las Vegas Sands Corp. (a)	2,500	116,775
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marriott International, Inc. Class A	1,500	$ 45,930
McDonald's Corp.	2,200	210,144
O'Charleys, Inc. (a)	957	6,163
Sands China Ltd. (a)	2,000	5,957
Spur Corp. Ltd.	1,300	2,372
Starbucks Corp.	3,214	139,745
Starwood Hotels & Resorts Worldwide, Inc.	800	38,144
Texas Roadhouse, Inc. Class A	378	5,061
WMS Industries, Inc. (a)	497	10,422
Wyndham Worldwide Corp.	32	1,134
Wynn Resorts Ltd.	100	12,056
Yum! Brands, Inc.	1,600	89,664
		999,039
Household Durables - 0.2%
Dorel Industries, Inc. Class B (sub. vtg.)	117	2,747
Garmin Ltd.	189	6,916
Harman International Industries, Inc.	900	37,170
Lennar Corp. Class A	1,267	23,325
Newell Rubbermaid, Inc.	465	7,115
PulteGroup, Inc. (a)	593	3,623
Standard Pacific Corp. (a)	2,169	6,897
Techtronic Industries Co. Ltd.	4,500	4,131
		91,924
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	1,400	269,206
Groupon, Inc. Class A (a)	1,200	21,000
Liberty Media Corp. Interactive Series A (a)	2,845	46,260
Netflix, Inc. (a)	500	32,265
Priceline.com, Inc. (a)	300	145,767
		514,498
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,122	40,179
Mattel, Inc.	1,100	31,691
Summer Infant, Inc. (a)	294	2,017
		73,887
Media - 2.2%
Antena 3 Television SA	900	5,382
Comcast Corp.:
Class A	9,274	210,242
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (non-vtg.)	5,830	$ 130,359
DIRECTV (a)	1,700	80,274
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,400	52,976
DISH Network Corp. Class A	309	7,592
Lamar Advertising Co. Class A (a)	400	9,716
Lions Gate Entertainment Corp. (a)	88	774
McGraw-Hill Companies, Inc.	300	12,810
MDC Partners, Inc. Class A (sub. vtg.)	649	9,411
Mood Media Corp. (a)	1,894	4,995
Omnicom Group, Inc.	1,200	51,804
The Walt Disney Co.	6,353	227,755
Time Warner Cable, Inc.	1,200	72,576
Time Warner, Inc.	4,636	161,426
Valassis Communications, Inc. (a)	263	5,052
Viacom, Inc. Class B (non-vtg.)	1,450	64,902
		1,108,046
Multiline Retail - 1.6%
Dollar General Corp. (a)	1,900	77,083
Kohl's Corp.	2,800	150,640
Macy's, Inc.	12,440	402,185
Maoye International Holdings Ltd. (a)	14,000	3,399
Marisa Lojas SA	500	4,908
PPR SA	54	8,070
Target Corp.	2,569	135,386
		781,671
Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	469	6,524
Ascena Retail Group, Inc. (a)	92	2,532
AutoZone, Inc. (a)	400	131,352
Bed Bath & Beyond, Inc. (a)	1,700	102,867
Best Buy Co., Inc.	325	8,804
Big 5 Sporting Goods Corp.	277	2,526
CarMax, Inc. (a)	3,600	103,536
Carphone Warehouse Group PLC	700	3,636
Casual Male Retail Group, Inc. (a)	759	2,452
Citi Trends, Inc. (a)	167	1,481
Collective Brands, Inc. (a)	418	5,831
Destination Maternity Corp.	17	249
Express, Inc.	135	3,063
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	384	$ 9,059
Foschini Ltd.	400	5,233
GameStop Corp. Class A (a)	84	1,942
GOME Electrical Appliances Holdings Ltd.	4,000	1,022
Guess?, Inc.	177	4,977
Hengdeli Holdings Ltd.	12,000	4,695
Home Depot, Inc.	13,664	535,902
Limited Brands, Inc.	137	5,799
Lowe's Companies, Inc.	1,991	47,804
MarineMax, Inc. (a)	472	3,007
OfficeMax, Inc. (a)	864	4,018
Ross Stores, Inc.	1,900	169,271
rue21, Inc. (a)	163	3,919
SuperGroup PLC (a)	700	5,060
TJX Companies, Inc.	4,760	293,692
Urban Outfitters, Inc. (a)	202	5,450
		1,475,703
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	14,000	4,147
Coach, Inc.	700	43,813
G-III Apparel Group Ltd. (a)	99	1,825
NIKE, Inc. Class B	1,100	105,798
PVH Corp.	195	13,239
VF Corp.	48	6,657
		175,479
TOTAL CONSUMER DISCRETIONARY		5,519,714
CONSUMER STAPLES - 8.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	156	9,329
Carlsberg A/S Series B	200	14,685
Dr Pepper Snapple Group, Inc.	258	9,425
Grupo Modelo SAB de CV Series C	1,700	10,807
Molson Coors Brewing Co. Class B	1,500	60,885
PepsiCo, Inc.	6,100	390,400
The Coca-Cola Co.	7,064	474,913
		970,444
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	6,686	259,684
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Drogasil SA	100	$ 697
Kroger Co.	4,600	106,628
Sysco Corp.	1,800	51,372
The Pantry, Inc. (a)	382	4,725
Wal-Mart Stores, Inc.	5,845	344,271
Walgreen Co.	803	27,077
Whole Foods Market, Inc.	1,600	108,960
		903,414
Food Products - 2.1%
Archer Daniels Midland Co.	1,000	30,120
Biostime International Holdings Ltd.	1,000	1,662
Calavo Growers, Inc.	287	7,623
ConAgra Foods, Inc.	2,800	70,728
Danone	100	6,591
Flowers Foods, Inc.	197	3,895
General Mills, Inc.	3,500	139,825
Kellogg Co.	2,000	98,320
Kraft Foods, Inc. Class A	16,827	608,296
Orion Corp.	1	541
Pilgrims Pride Corp. (a)	542	3,111
Ralcorp Holdings, Inc. (a)	627	50,988
Sara Lee Corp.	523	9,916
Shenguan Holdings Group Ltd.	10,000	5,537
		1,037,153
Household Products - 1.9%
Colgate-Palmolive Co.	1,600	146,400
Energizer Holdings, Inc. (a)	1,300	93,964
Kimberly-Clark Corp.	600	42,882
Procter & Gamble Co.	10,178	657,193
Spectrum Brands Holdings, Inc. (a)	250	7,005
Unicharm Corp.	200	9,488
Youyuan International Holdings Ltd. (a)	5,000	1,331
		958,263
Personal Products - 0.1%
Avon Products, Inc.	3,500	59,500
Hengan International Group Co. Ltd.	500	4,717
		64,217
Tobacco - 1.1%
Altria Group, Inc.	4,400	126,236
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC (United Kingdom)	200	$ 9,284
Imperial Tobacco Group PLC	237	8,510
Japan Tobacco, Inc.	2	9,599
Philip Morris International, Inc.	5,060	385,774
		539,403
TOTAL CONSUMER STAPLES		4,472,894
ENERGY - 14.0%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	1,100	12,819
Baker Hughes, Inc.	2,598	141,877
Cameron International Corp. (a)	756	40,816
Cathedral Energy Services Ltd.	855	5,575
Ensco International Ltd. ADR	86	4,469
Essential Energy Services Ltd. (a)	2,949	5,407
Exterran Holdings, Inc. (a)	37	424
FMC Technologies, Inc. (a)	2,100	109,956
Halliburton Co.	3,772	138,810
Hornbeck Offshore Services, Inc. (a)	557	18,793
ION Geophysical Corp. (a)	1,369	7,954
Kvaerner ASA (a)	300	524
McDermott International, Inc. (a)	1,654	18,707
Nabors Industries Ltd. (a)	74	1,328
National Oilwell Varco, Inc.	599	42,948
Noble Corp.	1,707	58,943
Saipem SpA	224	9,949
Schlumberger Ltd.	6,710	505,464
Transocean Ltd. (United States)	234	10,027
Trinidad Drilling Ltd.	151	1,178
Tuscany International Drilling, Inc. (a)	200	131
Unit Corp. (a)	118	5,973
Vantage Drilling Co. (a)	3,700	4,440
Xtreme Coil Drilling Corp. (a)	902	2,335
		1,148,847
Oil, Gas & Consumable Fuels - 11.7%
Alpha Natural Resources, Inc. (a)	291	6,984
Americas Petrogas, Inc. (a)	2,800	6,369
Amyris, Inc. (a)	20	225
Anadarko Petroleum Corp.	3,363	273,311
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	462	$ 45,941
Arch Coal, Inc.	1,100	18,029
Bonavista Energy Corp.	110	2,883
BPZ Energy, Inc. (a)	1,522	4,855
C&C Energia Ltd. (a)	19	126
Cabot Oil & Gas Corp.	39	3,455
Chesapeake Energy Corp.	371	9,401
Chevron Corp.	8,400	863,688
Cimarex Energy Co.	400	26,832
Concho Resources, Inc. (a)	400	40,648
ConocoPhillips	4,550	324,506
CONSOL Energy, Inc.	2,100	87,444
Crown Point Ventures Ltd. (a)	1,400	1,277
Crown Point Ventures Ltd. (c)	1,560	1,422
CVR Energy, Inc. (a)	776	14,123
Denbury Resources, Inc. (a)	394	6,659
Devon Energy Corp.	2,650	173,469
Double Eagle Petroleum Co. (a)	633	4,532
El Paso Corp.	19,673	492,022
EOG Resources, Inc.	3,363	348,878
EQT Corp.	500	31,005
EV Energy Partners LP	92	6,279
Exxon Mobil Corp.	13,971	1,123,827
Gazprom OAO sponsored ADR	132	1,518
Georesources, Inc. (a)	10	285
Gran Tierra Energy, Inc. (Canada) (a)	410	2,609
Gulfport Energy Corp. (a)	258	8,192
Hess Corp.	1,299	78,226
HollyFrontier Corp.	600	13,950
InterOil Corp. (a)	213	11,647
Kinder Morgan Holding Co. LLC	8,498	250,691
Kodiak Oil & Gas Corp. (a)	300	2,664
Kosmos Energy Ltd.	322	4,337
Marathon Petroleum Corp.	1,454	48,549
Murphy Oil Corp.	1,600	89,472
Newfield Exploration Co. (a)	1,200	54,960
Niko Resources Ltd.	102	5,177
Northern Oil & Gas, Inc. (a)	1,200	29,388
Occidental Petroleum Corp.	2,279	225,393
Paladin Energy Ltd. (Australia) (a)	4,287	7,323
Pan Orient Energy Corp. (a)	600	1,206
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	1,700	$ 66,691
Petroleum Development Corp. (a)	127	4,261
Pioneer Natural Resources Co.	2,893	273,504
Range Resources Corp.	200	14,342
Resolute Energy Corp. (a)	806	10,921
Royal Dutch Shell PLC Class A sponsored ADR	106	7,420
Southwestern Energy Co. (a)	1,363	51,862
Spectra Energy Corp.	4,400	129,448
Suncor Energy, Inc.	1,465	44,125
TAG Oil Ltd. (a)	630	3,144
Talisman Energy, Inc.	223	3,052
Targa Resources Corp.	103	3,561
Tesoro Corp. (a)	526	12,566
Valero Energy Corp.	2,130	47,435
Voyager Oil & Gas, Inc. (a)	2,200	5,610
Whiting Petroleum Corp. (a)	380	17,674
Williams Companies, Inc.	14,117	455,697
		5,905,090
TOTAL ENERGY		7,053,937
FINANCIALS - 12.2%
Capital Markets - 1.7%
American Capital Ltd. (a)	266	1,854
Ameriprise Financial, Inc.	900	41,319
Ashmore Group PLC	900	4,761
BlackRock, Inc. Class A	646	111,138
Franklin Resources, Inc.	400	40,328
Goldman Sachs Group, Inc.	1,383	132,574
GP Investments Ltd. (depositary receipt) (a)	1,853	4,099
ICAP PLC	900	5,018
Invesco Ltd.	3,027	61,297
Legg Mason, Inc.	1,900	50,407
Morgan Stanley	7,856	116,190
Northern Trust Corp.	1,600	60,208
State Street Corp.	2,070	82,076
T. Rowe Price Group, Inc.	1,400	79,464
TD Ameritrade Holding Corp.	2,615	42,598
UBS AG (NY Shares) (a)	587	7,320
		840,651
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
Banco Pine SA	600	$ 4,021
Bank of Ireland (a)	111,100	13,586
CapitalSource, Inc.	2,192	14,138
CIT Group, Inc. (a)	368	12,460
Comerica, Inc.	99	2,497
Fifth Third Bancorp	4,700	56,823
First Horizon National Corp.	3,000	23,100
Guaranty Trust Bank PLC GDR (Reg. S)	500	2,250
Huntington Bancshares, Inc.	572	3,003
Itau Unibanco Banco Multiplo SA sponsored ADR	175	3,115
KeyCorp	591	4,308
M&T Bank Corp.	400	29,192
PNC Financial Services Group, Inc.	1,700	92,157
Regions Financial Corp.	1,921	7,895
SunTrust Banks, Inc.	181	3,282
Susquehanna Bancshares, Inc.	459	3,635
U.S. Bancorp	13,363	346,369
Wells Fargo & Co.	31,727	820,460
Zions Bancorporation	1,200	19,308
		1,461,599
Consumer Finance - 0.7%
American Express Co.	5,588	268,448
Capital One Financial Corp.	175	7,816
Discover Financial Services	2,132	50,784
Imperial Holdings, Inc. (a)	174	329
SLM Corp.	3,672	47,295
		374,672
Diversified Financial Services - 2.4%
Bank of America Corp.	18,600	101,184
Citigroup, Inc.	9,710	266,831
CME Group, Inc.	441	109,932
JPMorgan Chase & Co.	16,599	514,071
Moody's Corp.	2,500	86,775
NYSE Euronext	4,233	120,894
PICO Holdings, Inc. (a)	777	17,203
		1,216,890
Insurance - 3.0%
ACE Ltd.	900	62,577
AEGON NV (a)	1,200	5,239
AFLAC, Inc.	1,803	78,322
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	3,900	$ 104,481
Aon Corp.	2,400	110,328
Assured Guaranty Ltd.	1,400	13,580
Berkshire Hathaway, Inc. Class B (a)	7,961	627,008
Genworth Financial, Inc. Class A (a)	1,917	12,633
Hartford Financial Services Group, Inc.	220	3,907
Loews Corp.	1,100	42,273
Marsh & McLennan Companies, Inc.	3,400	102,646
MetLife, Inc.	5,726	180,254
Principal Financial Group, Inc.	1,400	33,782
Prudential Financial, Inc.	200	10,128
The Chubb Corp.	1,900	128,136
		1,515,294
Real Estate Investment Trusts - 1.4%
Beni Stabili SpA SIIQ	3,700	1,547
Campus Crest Communities, Inc.	207	2,087
Douglas Emmett, Inc.	347	6,239
Education Realty Trust, Inc.	620	5,778
Franklin Street Properties Corp.	400	4,364
General Growth Properties, Inc.	2,200	30,976
Prologis, Inc.	2,207	61,399
Public Storage	500	65,950
Simon Property Group, Inc.	1,300	161,642
SL Green Realty Corp.	166	10,929
Vornado Realty Trust	1,000	74,450
Weyerhaeuser Co.	15,350	257,727
		683,088
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,058	34,595
Forest City Enterprises, Inc. Class A (a)	323	3,921
Iguatemi Empresa de Shopping Centers SA	200	3,658
Kenedix, Inc. (a)	18	2,750
		44,924
TOTAL FINANCIALS		6,137,118
HEALTH CARE - 9.0%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	129	2,986
Alexion Pharmaceuticals, Inc. (a)	144	9,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	313	$ 2,222
Amgen, Inc.	4,732	274,030
Amylin Pharmaceuticals, Inc. (a)	364	3,931
Ardea Biosciences, Inc. (a)	458	8,555
ARIAD Pharmaceuticals, Inc. (a)	1,108	13,396
ArQule, Inc. (a)	787	4,415
Biogen Idec, Inc. (a)	715	82,189
Celgene Corp. (a)	1,700	107,236
Dendreon Corp. (a)	1,700	14,688
Gilead Sciences, Inc. (a)	3,218	128,237
Horizon Pharma, Inc.	201	1,047
Human Genome Sciences, Inc. (a)	392	3,007
Infinity Pharmaceuticals, Inc. (a)	107	977
InterMune, Inc. (a)	133	2,415
Isis Pharmaceuticals, Inc. (a)	211	1,566
Micromet, Inc. (a)	667	4,089
PDL BioPharma, Inc.	616	3,942
SIGA Technologies, Inc. (a)	1,045	2,195
Theravance, Inc. (a)	759	17,715
Thrombogenics NV (a)	200	4,892
United Therapeutics Corp. (a)	137	5,605
ZIOPHARM Oncology, Inc. (a)	1,251	6,505
		705,727
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	2,116	109,313
Boston Scientific Corp. (a)	6,234	36,781
C. R. Bard, Inc.	428	37,317
Conceptus, Inc. (a)	372	4,075
Covidien PLC	2,540	115,697
DENTSPLY International, Inc.	2,729	98,544
Edwards Lifesciences Corp. (a)	600	39,618
Genmark Diagnostics, Inc. (a)	327	1,377
GN Store Nordic A/S	500	4,428
Integra LifeSciences Holdings Corp. (a)	130	4,177
Orthofix International NV (a)	263	9,013
Sirona Dental Systems, Inc. (a)	181	8,044
St. Jude Medical, Inc.	1,100	42,284
Stryker Corp.	2,000	97,660
Zimmer Holdings, Inc. (a)	1,000	50,550
		658,878
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,235	$ 51,648
AmerisourceBergen Corp.	800	29,720
Catalyst Health Solutions, Inc. (a)	204	10,612
CIGNA Corp.	465	20,567
Community Health Systems, Inc. (a)	431	8,564
DaVita, Inc. (a)	611	46,546
Express Scripts, Inc. (a)	2,282	104,173
HCA Holdings, Inc.	1,700	41,446
Humana, Inc.	300	26,604
McKesson Corp.	1,503	122,209
Medco Health Solutions, Inc. (a)	1,314	74,464
Quest Diagnostics, Inc.	800	46,928
Sunrise Senior Living, Inc. (a)	59	297
UnitedHealth Group, Inc.	5,008	244,240
Universal Health Services, Inc. Class B	203	8,165
WellPoint, Inc.	1,781	125,650
		961,833
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (a)	1,572	58,950
Life Technologies Corp. (a)	300	11,619
Thermo Fisher Scientific, Inc. (a)	1,780	84,105
		154,674
Pharmaceuticals - 4.1%
Abbott Laboratories	2,200	120,010
Allergan, Inc.	900	75,348
Bristol-Myers Squibb Co.	5,720	187,158
Cadence Pharmaceuticals, Inc. (a)	2,705	11,875
Elan Corp. PLC sponsored ADR (a)	297	3,214
Hospira, Inc. (a)	400	11,276
Johnson & Johnson	9,100	588,952
Merck & Co., Inc.	12,218	436,794
Novo Nordisk A/S Series B	100	11,353
Pfizer, Inc.	28,600	574,002
Sanofi-aventis	124	8,674
Teva Pharmaceutical Industries Ltd. sponsored ADR	208	8,239
Valeant Pharmaceuticals International, Inc. (Canada)	390	18,048
Watson Pharmaceuticals, Inc. (a)	56	3,619
		2,058,562
TOTAL HEALTH CARE		4,539,674
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.9%
DigitalGlobe, Inc. (a)	370	$ 5,513
Esterline Technologies Corp. (a)	95	5,118
GeoEye, Inc. (a)	856	16,255
Goodrich Corp.	100	12,201
Honeywell International, Inc.	5,192	281,147
Lockheed Martin Corp.	500	39,075
Meggitt PLC	2,300	13,745
Northrop Grumman Corp.	501	28,592
Precision Castparts Corp.	686	113,019
Raytheon Co.	997	45,433
Rockwell Collins, Inc.	1,625	89,213
Safran SA	100	2,947
Textron, Inc.	3,826	74,339
The Boeing Co.	5,230	359,249
Ultra Electronics Holdings PLC	100	2,266
United Technologies Corp.	4,634	354,964
		1,443,076
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	500	34,255
Expeditors International of Washington, Inc.	300	13,053
FedEx Corp.	1,200	99,696
United Parcel Service, Inc. Class B	2,576	184,828
		331,832
Airlines - 0.1%
Copa Holdings SA Class A	161	10,394
Gol Linhas Aereas Inteligentes SA (PN)	700	5,226
Southwest Airlines Co.	3,000	25,140
		40,760
Building Products - 0.1%
Armstrong World Industries, Inc.	247	9,803
Lennox International, Inc.	84	2,783
Masco Corp.	339	3,248
Owens Corning (a)	606	17,392
		33,226
Commercial Services & Supplies - 0.2%
Cintas Corp.	800	24,320
KAR Auction Services, Inc. (a)	50	657
Knoll, Inc.	345	5,230
Multiplus SA	300	5,259
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc.	120	$ 2,236
Quad/Graphics, Inc.	10	160
Republic Services, Inc.	443	12,160
Schawk, Inc. Class A	124	1,569
Steelcase, Inc. Class A	865	6,782
Stericycle, Inc. (a)	600	48,612
Swisher Hygiene, Inc. (Canada) (a)	37	143
The Geo Group, Inc. (a)	60	1,062
		108,190
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	203	4,354
Dycom Industries, Inc. (a)	341	6,837
Fluor Corp.	943	51,695
Foster Wheeler AG (a)	900	16,695
Great Lakes Dredge & Dock Corp.	387	2,341
Jacobs Engineering Group, Inc. (a)	75	3,116
Shaw Group, Inc. (a)	808	20,055
		105,093
Electrical Equipment - 0.7%
Alstom SA	202	6,974
AMETEK, Inc.	163	6,983
Cooper Industries PLC Class A	1,612	89,514
Emerson Electric Co.	4,491	234,655
Fushi Copperweld, Inc. (a)	353	2,716
GrafTech International Ltd. (a)	830	11,985
Hubbell, Inc. Class B	37	2,421
Prysmian SpA	500	6,793
Regal-Beloit Corp.	192	10,111
Roper Industries, Inc.	54	4,600
Zumtobel AG	200	3,135
		379,887
Industrial Conglomerates - 2.0%
3M Co.	2,700	218,808
Carlisle Companies, Inc.	135	6,021
Cookson Group PLC	600	4,663
Danaher Corp.	4,300	208,034
General Electric Co.	36,207	576,053
Koninklijke Philips Electronics NV	300	6,103
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	100	$ 4,826
Siemens AG sponsored ADR	10	1,014
		1,025,522
Machinery - 1.5%
Actuant Corp. Class A	382	8,755
Caterpillar, Inc.	1,400	137,032
Charter International PLC	300	4,386
Cummins, Inc.	1,324	127,541
Dover Corp.	902	49,583
Fiat Industrial SpA (a)	1,200	10,667
Gardner Denver, Inc.	35	3,000
Haitian International Holdings Ltd.	1,000	864
Illinois Tool Works, Inc.	450	20,448
Ingersoll-Rand PLC	5,194	172,025
Joy Global, Inc.	600	54,768
Navistar International Corp. (a)	388	14,445
Pall Corp.	965	52,583
Stanley Black & Decker, Inc.	1,175	76,880
Wabtec Corp.	5	341
		733,318
Professional Services - 0.7%
CBIZ, Inc. (a)	347	2,089
Kforce, Inc. (a)	50	613
Nielsen Holdings B.V. (a)	10,634	308,918
Robert Half International, Inc.	1,504	39,841
SR Teleperformance SA	200	3,923
		355,384
Road & Rail - 0.9%
Arkansas Best Corp.	161	3,078
Con-way, Inc.	331	9,298
CSX Corp.	904	19,626
Norfolk Southern Corp.	600	45,324
Ryder System, Inc.	700	36,596
Saia, Inc. (a)	520	6,048
Tegma Gestao Logistica	100	1,399
Union Pacific Corp.	3,269	338,047
Universal Truckload Services, Inc.	323	4,441
		463,857
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	400	$ 3,571
Beacon Roofing Supply, Inc. (a)	314	6,132
DXP Enterprises, Inc. (a)	111	3,358
Fastenal Co.	800	33,320
Mills Estruturas e Servicos de Engenharia SA	200	1,770
Rush Enterprises, Inc. Class A (a)	305	5,844
Watsco, Inc.	131	8,319
		62,314
TOTAL INDUSTRIALS		5,082,459
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
Alcatel-Lucent SA sponsored ADR (a)	1,459	2,364
Brocade Communications Systems, Inc. (a)	1,392	7,489
Calix Networks, Inc. (a)	1,323	11,933
Cisco Systems, Inc.	22,056	411,124
Comverse Technology, Inc. (a)	56	367
Juniper Networks, Inc. (a)	3,866	87,797
Polycom, Inc. (a)	464	7,842
QUALCOMM, Inc.	6,478	354,994
ViaSat, Inc. (a)	235	11,120
		895,030
Computers & Peripherals - 4.0%
Apple, Inc. (a)	3,681	1,406,878
Dell, Inc. (a)	9,700	152,872
EMC Corp. (a)	9,250	212,843
Hewlett-Packard Co.	7,896	220,693
Western Digital Corp. (a)	27	785
		1,994,071
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,995	90,433
Arrow Electronics, Inc. (a)	312	11,407
Avnet, Inc. (a)	586	17,457
Corning, Inc.	5,548	73,622
Ingram Micro, Inc. Class A (a)	226	4,070
Jabil Circuit, Inc.	214	4,338
Molex, Inc.	383	9,552
TE Connectivity Ltd.	6,978	221,272
		432,151
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.1%
DeNA Co. Ltd.	100	$ 3,105
eAccess Ltd.	12	2,739
eBay, Inc. (a)	1,198	35,449
Google, Inc. Class A (a)	1,697	1,017,165
Renren, Inc. ADR	273	1,010
		1,059,468
IT Services - 2.8%
Accenture PLC Class A	1,700	98,481
Acxiom Corp. (a)	157	1,953
Alliance Data Systems Corp. (a)	110	11,265
Amdocs Ltd. (a)	147	4,151
Automatic Data Processing, Inc.	1,600	81,744
Cognizant Technology Solutions Corp. Class A (a)	233	15,693
Computer Sciences Corp.	400	9,772
Fidelity National Information Services, Inc.	1,086	26,162
Fiserv, Inc. (a)	102	5,881
Heartland Payment Systems, Inc.	240	5,412
International Business Machines Corp.	3,841	722,108
MasterCard, Inc. Class A	513	192,144
Paychex, Inc.	400	11,644
The Western Union Co.	3,100	54,064
Unisys Corp. (a)	686	16,567
Visa, Inc. Class A	1,400	135,758
		1,392,799
Office Electronics - 0.1%
Xerox Corp.	6,334	51,622
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	10,500	59,745
Analog Devices, Inc.	345	12,027
Applied Materials, Inc.	7,000	75,460
Applied Micro Circuits Corp. (a)	223	1,664
ASML Holding NV	815	32,217
Atmel Corp. (a)	9,000	79,830
Avago Technologies Ltd.	287	8,587
Broadcom Corp. Class A	4,800	145,656
Entropic Communications, Inc. (a)	1,318	6,564
Fairchild Semiconductor International, Inc. (a)	192	2,486
Freescale Semiconductor Holdings I Ltd.	934	11,834
Himax Technologies, Inc. sponsored ADR	1,044	1,086
Intel Corp.	9,100	226,681
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	826	$ 8,780
KLA-Tencor Corp.	141	6,500
Lam Research Corp. (a)	197	8,032
Marvell Technology Group Ltd. (a)	8,817	124,496
Maxim Integrated Products, Inc.	494	12,671
Micron Technology, Inc. (a)	24,966	149,546
NVIDIA Corp. (a)	2,768	43,264
NXP Semiconductors NV (a)	668	11,289
ON Semiconductor Corp. (a)	1,711	12,884
RF Micro Devices, Inc. (a)	2,002	12,472
Spansion, Inc. Class A (a)	225	1,967
Texas Instruments, Inc.	6,024	181,322
		1,237,060
Software - 3.0%
Adobe Systems, Inc. (a)	4,400	120,648
Autodesk, Inc. (a)	3,922	133,623
CA, Inc.	2,000	42,400
Citrix Systems, Inc. (a)	352	25,129
DemandTec, Inc. (a)	554	4,210
Electronic Arts, Inc. (a)	800	18,552
Informatica Corp. (a)	89	4,001
JDA Software Group, Inc. (a)	262	8,258
Micro Focus International PLC	1,300	7,400
Microsoft Corp.	22,800	583,224
Oracle Corp.	14,476	453,823
Red Hat, Inc. (a)	2,100	105,168
Take-Two Interactive Software, Inc. (a)	197	2,748
Taleo Corp. Class A (a)	173	5,603
Temenos Group AG (a)	49	815
		1,515,602
TOTAL INFORMATION TECHNOLOGY		8,577,803
MATERIALS - 4.0%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	334	27,973
Airgas, Inc.	1,259	96,880
Ashland, Inc.	150	8,343
CF Industries Holdings, Inc.	25	3,495
Clariant AG (Reg.) (a)	1,960	19,149
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CVR Partners LP	124	$ 2,840
Dow Chemical Co.	1,700	47,107
E.I. du Pont de Nemours & Co.	900	42,948
Ecolab, Inc.	137	7,812
Ferro Corp. (a)	329	1,911
Huabao International Holdings Ltd.	5,000	2,942
Israel Chemicals Ltd.	300	3,204
Kraton Performance Polymers, Inc. (a)	207	4,351
Lanxess AG	100	5,572
LyondellBasell Industries NV Class A	1,638	53,513
Monsanto Co.	2,800	205,660
Potash Corp. of Saskatchewan, Inc.	1,400	61,027
PPG Industries, Inc.	900	78,975
Praxair, Inc.	1,000	102,000
Rentech Nitrogen Partners LP	98	1,862
Sherwin-Williams Co.	700	60,781
Spartech Corp. (a)	987	4,205
The Mosaic Co.	278	14,667
W.R. Grace & Co. (a)	725	30,211
Yara International ASA	100	4,042
		891,470
Construction Materials - 0.1%
HeidelbergCement AG	200	8,386
Vulcan Materials Co.	1,800	58,392
		66,778
Containers & Packaging - 0.4%
Ball Corp.	650	22,822
Bemis Co., Inc.	800	23,592
Packaging Corp. of America	5,387	140,116
Rock-Tenn Co. Class A	183	10,660
		197,190
Metals & Mining - 1.6%
Anglo American PLC (United Kingdom)	100	3,798
AngloGold Ashanti Ltd. sponsored ADR	102	4,892
Avion Gold Corp. (a)	2,246	3,898
Cliffs Natural Resources, Inc.	600	40,686
Commercial Metals Co.	903	12,624
Copper Mountain Mining Corp. (a)	100	474
Eldorado Gold Corp.	402	7,299
First Quantum Minerals Ltd.	222	4,484
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	4,536	$ 179,626
Goldcorp, Inc.	481	25,914
Ivanhoe Mines Ltd. (a)	1,073	23,144
Kinross Gold Corp.	497	6,997
Mirabela Nickel Ltd. (a)	1,379	2,204
Newcrest Mining Ltd.	424	15,469
Newmont Mining Corp.	5,536	381,320
Nucor Corp.	1,100	43,373
Pan American Silver Corp.	146	3,777
Randgold Resources Ltd. sponsored ADR	219	23,413
Reliance Steel & Aluminum Co.	101	4,960
Ternium SA sponsored ADR	110	1,835
United States Steel Corp.	900	24,570
Yamana Gold, Inc.	407	6,863
		821,620
Paper & Forest Products - 0.1%
International Paper Co.	2,000	56,800
TOTAL MATERIALS		2,033,858
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	27,000	782,460
CenturyLink, Inc.	273	10,243
China Telecom Corp. Ltd. (H Shares)	4,000	2,454
China Unicom (Hong Kong) Ltd.	4,000	8,684
Koninklijke KPN NV	447	5,460
Verizon Communications, Inc.	100	3,773
		813,074
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A	1,851	109,209
Crown Castle International Corp. (a)	1,500	63,480
NII Holdings, Inc. (a)	235	5,407
SBA Communications Corp. Class A (a)	220	8,996
Sprint Nextel Corp. (a)	19,000	51,300
TIM Participacoes SA	1,200	5,607
Turkcell Iletisim Hizmet A/S	1,000	4,999
		248,998
TOTAL TELECOMMUNICATION SERVICES		1,062,072
Common Stocks - continued
	Shares	Value
UTILITIES - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	146	$ 5,793
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	305	4,087
Edison International	2,607	102,481
Entergy Corp.	1,700	119,612
Exelon Corp.	4,900	217,119
FirstEnergy Corp.	3,400	151,198
Fortum Corp.	100	2,293
NextEra Energy, Inc.	260	14,414
NV Energy, Inc.	288	4,418
PPL Corp.	1,270	38,125
		659,540
Gas Utilities - 0.0%
Aygaz A/S	50	248
China Gas Holdings Ltd.	6,000	2,167
ONEOK, Inc.	80	6,653
		9,068
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (a)	15,284	229,871
The AES Corp. (a)	14,509	175,269
		405,140
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	3,059	60,874
CMS Energy Corp.	104	2,176
National Grid PLC	800	7,864
Sempra Energy	1,724	91,700
TECO Energy, Inc.	1,900	35,682
		198,296
TOTAL UTILITIES		1,272,044
TOTAL COMMON STOCKS (Cost $45,413,811)		45,751,573
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Other Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	96	8,088
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
IT Consulting & Other Services - 0.0%
Unisys Corp. Series A, 6.25%	61	$ 4,235
UTILITIES - 0.0%
Electric Utilities - 0.0%
PPL Corp. 9.50%	114	6,503
TOTAL CONVERTIBLE PREFERRED STOCKS		18,826
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobile Manufacturers - 0.0%
Volkswagen AG	100	17,154
TOTAL PREFERRED STOCKS (Cost $36,125)		35,980
Convertible Bonds - 0.0%
Principal Amount
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c) (Cost $860)	$ 2,000	768
Investment Companies - 0.0%
Shares
Ares Capital Corp. (Cost $9,892)	658	10,238
Short-Term Funds - 8.4%
Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $4,204,455)	4,204,455	$ 4,204,455
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $49,665,143)		50,003,014
NET OTHER ASSETS (LIABILITIES) - 0.7%		365,857
NET ASSETS - 100%		$ 50,368,871
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 3,738,000	$ 31,386

The face value of futures purchased as a percentage of net assets is 7.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,190 or 0.0% of net assets.

Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,536,868	$ 5,503,908	$ 32,960	$ -
Consumer Staples	4,472,894	4,421,406	51,488	-
Energy	7,053,937	7,046,614	7,323	-
Financials	6,145,206	6,123,631	21,575	-
Health Care	4,539,674	4,519,647	20,027	-
Industrials	5,082,459	5,075,492	6,967	-
Information Technology	8,582,038	8,576,194	5,844	-
Materials	2,033,858	2,013,243	20,615	-
Telecommunication Services	1,062,072	1,045,935	16,137	-
Utilities	1,278,547	1,268,516	10,031	-
Short-Term Funds	4,204,455	4,204,455	-	-
Investment Companies	10,238	10,238	-	-
Corporate Bonds	768	-	768	-
Total Investments in Securities:	$ 50,003,014	$ 49,809,279	$ 193,735	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,386	$ 31,386	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 31,386	$ -
Total Value of Derivatives	$ 31,386	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,665,143)		$ 50,003,014
Segregated cash with broker for futures contracts		240,000
Receivable for investments sold		571,818
Dividends receivable		46,103
Interest receivable		198
Receivable for daily variation margin on futures contracts		148,500
Prepaid expenses		22,906
Receivable from investment adviser for expense reductions		10,996
Total assets		51,043,535

Liabilities
Payable to custodian bank	$ 484
Payable for investments purchased	621,973
Accrued management fee	11,324
Other affiliated payables	2,615
Registration fee payable	29,426
Other payables and accrued expenses	8,842
Total liabilities		674,664

Net Assets		$ 50,368,871
Net Assets consist of:
Paid in capital		$ 50,000,010
Undistributed net investment income		27,925
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,182
Net Assets, for 5,000,001 shares outstanding		$ 50,368,871
Net Asset Value, offering price and redemption price per share ($50,368,871 ÷ 5,000,001 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)

Investment Income
Dividends		$ 46,110
Interest		120
Total income		46,230

Expenses
Management fee	$ 11,324
Transfer agent fees	1,869
Accounting fees and expenses	746
Custodian fees and expenses	6,916
Registration fees	6,520
Audit	1,926
Total expenses before reductions	29,301
Expense reductions	(10,996)	18,305
Net investment income (loss)		27,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,272)
Foreign currency transactions	(974)
Total net realized gain (loss)		(28,246)
Change in net unrealized appreciation (depreciation) on: Investment securities	337,871
Assets and liabilities in foreign currencies	(75)
Futures contracts	31,386
Total change in net unrealized appreciation (depreciation)		369,182
Net gain (loss)		340,936
Net increase (decrease) in net assets resulting from operations		$ 368,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,925
Net realized gain (loss)	(28,246)
Change in net unrealized appreciation (depreciation)	369,182
Net increase (decrease) in net assets resulting from operations	368,861
Share transactions Proceeds from sales of shares	50,000,010
Total increase (decrease) in net assets	50,368,871

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $27,925)	$ 50,368,871
Other Information Shares
Sold	5,000,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended November 30, 2011 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.06
Total from investment operations	.07
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets G
Expenses before reductions	1.55% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,369
Portfolio turnover rate E	2% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period November 16, 2011 (commencement of operations) to November 30, 2011.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 788,160
Gross unrealized depreciation	(476,775)
Net unrealized appreciation (depreciation) on securities and other investments	$ 311,385

Tax cost	$ 49,691,629

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $31,386 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $46,466,520 and $978,562, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was .60% of the Fund's average net assets.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

In December 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. as an additional sub-adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $10,996.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 8, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Advisory Contracts.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the sub-advisers, (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including their size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that the Investment Advisers' investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any, incurred by the fund or an acquired fund in which the fund invests) to 0.97% until July 31, 2013. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's management fee rate is expected to be at the median based upon the sub-advisory agreements. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Strategic Advisers offers to shareholders.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

MMC-SANN-0112
1.931545.100

Strategic Advisers®
Value Multi-Manager Fund

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 16, 2011 to November 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2011	Expenses Paid During Period
Actual	.97%	$ 1,000.00	$ 1,010.00	$ .40 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.15	$ 4.90 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 15/366 (to reflect the period November 16, 2011 to November 30, 2011).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2011
% of fund's net assets
iShares Russell Midcap Value Index ETF	4.0
Chevron Corp.	3.5
AT&T, Inc.	2.5
JPMorgan Chase & Co.	2.4
Pfizer, Inc.	2.4
Exxon Mobil Corp.	2.4
Wells Fargo & Co.	1.9
General Electric Co.	1.8
Merck & Co., Inc.	1.7
Intel Corp.	1.5
24.1
Top Five Market Sectors as of November 30, 2011
% of fund's net assets
Financials	17.7
Health Care	14.7
Energy	11.9
Information Technology	10.3
Industrials	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2011
Common Stocks 88.9%
Large Value Funds 0.1%
Mid-Cap Value Funds 4.0%
Short-Term Investments and Net Other Assets 7.0%

Asset allocations of equity funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
Autoliv, Inc.	300	$ 15,984
Johnson Controls, Inc.	760	23,925
TRW Automotive Holdings Corp. (a)	400	13,064
		52,973
Automobiles - 0.2%
Ford Motor Co. (a)	1,900	20,140
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	40	1,939
DeVry, Inc.	40	1,380
H&R Block, Inc.	180	2,831
		6,150
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	500	16,600
Darden Restaurants, Inc.	100	4,771
Hyatt Hotels Corp. Class A (a)	100	3,569
McDonald's Corp.	700	66,864
Tim Hortons, Inc.	300	15,165
Wyndham Worldwide Corp.	330	11,699
		118,668
Household Durables - 0.4%
D.R. Horton, Inc.	180	2,144
Jarden Corp.	520	16,193
Lennar Corp. Class A	100	1,841
Mohawk Industries, Inc. (a)	60	3,274
Toll Brothers, Inc. (a)	120	2,437
Whirlpool Corp.	300	14,718
		40,607
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	40	1,432
Mattel, Inc.	220	6,338
		7,770
Media - 3.4%
CBS Corp. Class B	1,170	30,467
Comcast Corp. Class A	1,910	43,300
DISH Network Corp. Class A	1,140	28,010
Gannett Co., Inc.	1,200	13,032
News Corp. Class A	1,530	26,683
Omnicom Group, Inc.	160	6,907
The Walt Disney Co.	2,190	78,512
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	800	$ 48,384
Time Warner, Inc.	1,040	36,213
Viacom, Inc. Class B (non-vtg.)	660	29,542
		341,050
Multiline Retail - 1.3%
Big Lots, Inc. (a)	40	1,604
JCPenney Co., Inc.	120	3,845
Kohl's Corp.	580	31,204
Macy's, Inc.	550	17,782
Nordstrom, Inc.	600	27,168
Sears Holdings Corp. (a)	40	2,413
Target Corp.	880	46,376
		130,392
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	20	1,384
Best Buy Co., Inc.	100	2,709
Foot Locker, Inc.	80	1,887
GameStop Corp. Class A (a)	80	1,850
Gap, Inc.	900	16,821
Lowe's Companies, Inc.	310	7,443
PetSmart, Inc.	300	14,475
Ross Stores, Inc.	300	26,727
Signet Jewelers Ltd.	40	1,771
Tiffany & Co., Inc.	100	6,704
		81,771
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	200	19,236
TOTAL CONSUMER DISCRETIONARY		818,757
CONSUMER STAPLES - 7.1%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	80	2,090
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160	3,115
Dr Pepper Snapple Group, Inc.	120	4,384
Molson Coors Brewing Co. Class B	40	1,624
PepsiCo, Inc.	430	27,520
		38,733
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	500	$ 42,650
CVS Caremark Corp.	3,090	120,016
Kroger Co.	1,050	24,339
Safeway, Inc.	1,000	20,000
Sysco Corp.	330	9,418
Wal-Mart Stores, Inc.	2,250	132,525
Walgreen Co.	1,140	38,441
		387,389
Food Products - 1.3%
Archer Daniels Midland Co.	2,000	60,240
Campbell Soup Co.	80	2,608
ConAgra Foods, Inc.	240	6,062
Corn Products International, Inc.	360	18,716
Smithfield Foods, Inc. (a)	800	19,592
The J.M. Smucker Co.	80	6,078
Tyson Foods, Inc. Class A	1,020	20,543
		133,839
Household Products - 0.7%
Procter & Gamble Co.	1,000	64,570
Tobacco - 0.9%
Altria Group, Inc.	1,180	33,854
Philip Morris International, Inc.	500	38,120
Reynolds American, Inc.	410	17,163
		89,137
TOTAL CONSUMER STAPLES		713,668
ENERGY - 11.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	1,000	36,800
Helmerich & Payne, Inc.	20	1,139
National Oilwell Varco, Inc.	120	8,604
Parker Drilling Co. (a)	2,100	14,616
Schlumberger Ltd.	200	15,066
Tidewater, Inc.	20	1,008
		77,233
Oil, Gas & Consumable Fuels - 11.1%
Apache Corp.	700	69,608
Chesapeake Energy Corp.	350	8,869
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	3,480	$ 357,809
ConocoPhillips	2,090	149,059
Devon Energy Corp.	740	48,440
Energen Corp.	80	4,058
Exxon Mobil Corp.	2,960	238,102
Marathon Oil Corp.	1,490	41,660
Marathon Petroleum Corp.	1,400	46,746
Murphy Oil Corp.	300	16,776
Occidental Petroleum Corp.	1,020	100,878
Plains Exploration & Production Co. (a)	80	2,846
Tesoro Corp. (a)	40	956
Valero Energy Corp.	1,510	33,628
		1,119,435
TOTAL ENERGY		1,196,668
FINANCIALS - 17.7%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	740	33,973
Bank of New York Mellon Corp.	1,500	29,190
BlackRock, Inc. Class A	50	8,602
Franklin Resources, Inc.	540	54,443
Goldman Sachs Group, Inc.	450	43,137
Invesco Ltd.	40	810
Morgan Stanley	900	13,311
Raymond James Financial, Inc.	140	4,173
State Street Corp.	990	39,254
		226,893
Commercial Banks - 4.3%
BB&T Corp.	410	9,500
BOK Financial Corp.	40	2,194
CIT Group, Inc. (a)	120	4,063
Comerica, Inc.	1,100	27,742
Commerce Bancshares, Inc.	63	2,345
Cullen/Frost Bankers, Inc.	20	1,011
Huntington Bancshares, Inc.	2,700	14,175
KeyCorp	1,900	13,851
PNC Financial Services Group, Inc.	1,110	60,173
The Toronto-Dominion Bank	200	14,412
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	3,460	$ 89,683
Wells Fargo & Co.	7,510	194,209
		433,358
Consumer Finance - 1.4%
American Express Co.	1,610	77,344
Capital One Financial Corp.	680	30,369
Discover Financial Services	1,290	30,728
		138,441
Diversified Financial Services - 3.6%
Bank of America Corp.	6,100	33,184
Citigroup, Inc.	3,000	82,440
JPMorgan Chase & Co.	7,880	244,044
Leucadia National Corp.	140	3,279
The NASDAQ Stock Market, Inc. (a)	120	3,150
		366,097
Insurance - 5.6%
ACE Ltd.	200	13,906
Allstate Corp.	1,140	30,541
American Financial Group, Inc.	160	5,760
Arch Capital Group Ltd. (a)	260	9,820
Assurant, Inc.	20	785
Cincinnati Financial Corp.	40	1,186
Delphi Financial Group, Inc. Class A	600	16,500
Everest Re Group Ltd.	240	21,055
Fidelity National Financial, Inc. Class A	60	952
HCC Insurance Holdings, Inc.	1,000	26,880
Lincoln National Corp.	1,100	22,198
Loews Corp.	640	24,595
Markel Corp. (a)	20	8,028
Platinum Underwriters Holdings Ltd.	400	13,772
Principal Financial Group, Inc.	200	4,826
Progressive Corp.	970	18,294
Prudential Financial, Inc.	2,000	101,280
Reinsurance Group of America, Inc.	60	3,090
RenaissanceRe Holdings Ltd.	80	5,875
The Chubb Corp.	1,750	118,020
The Travelers Companies, Inc.	1,050	59,063
Torchmark Corp.	180	7,666
Unum Group	1,690	38,042
Validus Holdings Ltd.	60	1,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	120	$ 4,093
XL Group PLC Class A	260	5,361
		563,393
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	500	8,035
Equity Residential (SBI)	500	27,595
Simon Property Group, Inc.	200	24,868
		60,498
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,245
TOTAL FINANCIALS		1,789,925
HEALTH CARE - 14.7%
Biotechnology - 1.4%
Amgen, Inc.	1,730	100,184
Gilead Sciences, Inc. (a)	1,130	45,031
		145,215
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	610	31,513
Becton, Dickinson & Co.	140	10,329
Boston Scientific Corp. (a)	870	5,133
C. R. Bard, Inc.	10	872
Covidien PLC	1,380	62,859
Medtronic, Inc.	950	34,609
St. Jude Medical, Inc.	180	6,919
Stryker Corp.	100	4,883
Zimmer Holdings, Inc. (a)	620	31,341
		188,458
Health Care Providers & Services - 3.8%
Aetna, Inc.	1,010	42,238
AMERIGROUP Corp. (a)	20	1,143
CIGNA Corp.	700	30,961
Coventry Health Care, Inc. (a)	100	3,194
Health Net, Inc. (a)	60	1,868
Humana, Inc.	120	10,642
Laboratory Corp. of America Holdings (a)	80	6,858
LifePoint Hospitals, Inc. (a)	400	15,692
Lincare Holdings, Inc.	700	16,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	300	$ 24,393
Patterson Companies, Inc.	800	24,136
Quest Diagnostics, Inc.	100	5,866
UnitedHealth Group, Inc.	2,940	143,384
Universal Health Services, Inc. Class B	20	804
WellPoint, Inc.	730	51,502
		379,271
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	60	2,250
Pharmaceuticals - 7.6%
Abbott Laboratories	2,330	127,102
Bristol-Myers Squibb Co.	1,230	40,246
Eli Lilly & Co.	1,170	44,285
Endo Pharmaceuticals Holdings, Inc. (a)	80	2,738
Forest Laboratories, Inc. (a)	310	9,288
Johnson & Johnson	1,650	106,788
Merck & Co., Inc.	4,870	174,103
Pfizer, Inc.	11,870	238,231
Teva Pharmaceutical Industries Ltd. sponsored ADR	700	27,727
Warner Chilcott PLC (a)	140	2,201
		772,709
TOTAL HEALTH CARE		1,487,903
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	780	51,527
Honeywell International, Inc.	50	2,708
L-3 Communications Holdings, Inc.	660	43,758
Lockheed Martin Corp.	700	54,705
Northrop Grumman Corp.	620	35,383
Raytheon Co.	600	27,342
United Technologies Corp.	690	52,854
		268,277
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	400	28,700
Building Products - 0.0%
Owens Corning (a)	80	2,296
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	16,002
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc.	100	$ 1,863
R.R. Donnelley & Sons Co.	1,220	18,324
		36,189
Construction & Engineering - 0.1%
KBR, Inc.	80	2,312
Quanta Services, Inc. (a)	120	2,471
URS Corp. (a)	40	1,446
		6,229
Electrical Equipment - 0.4%
Emerson Electric Co.	700	36,575
Hubbell, Inc. Class B	40	2,617
		39,192
Industrial Conglomerates - 2.2%
3M Co.	390	31,606
General Electric Co.	11,270	179,306
Tyco International Ltd.	260	12,470
		223,382
Machinery - 1.3%
AGCO Corp. (a)	460	21,045
Cummins, Inc.	120	11,560
Deere & Co.	240	19,020
Dover Corp.	40	2,199
Eaton Corp.	300	13,473
Flowserve Corp.	40	4,111
Illinois Tool Works, Inc.	160	7,270
Kennametal, Inc.	40	1,524
Parker Hannifin Corp.	440	36,423
Snap-On, Inc.	20	1,026
Timken Co.	360	15,124
		132,775
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	1,397
Road & Rail - 0.5%
CSX Corp.	280	6,079
Norfolk Southern Corp.	580	43,813
		49,892
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	$ 16,268
Finning International, Inc.	700	16,018
		32,286
TOTAL INDUSTRIALS		820,615
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	4,300	80,152
Harris Corp.	540	19,224
QUALCOMM, Inc.	1,200	65,760
		165,136
Computers & Peripherals - 1.0%
Dell, Inc. (a)	2,020	31,835
Hewlett-Packard Co.	1,300	36,335
Seagate Technology	1,040	17,784
Western Digital Corp. (a)	600	17,442
		103,396
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	120	4,387
Avnet, Inc. (a)	160	4,766
Corning, Inc.	2,400	31,848
Ingram Micro, Inc. Class A (a)	140	2,521
Molex, Inc.	100	2,494
TE Connectivity Ltd.	800	25,368
Tech Data Corp. (a)	300	14,769
Vishay Intertechnology, Inc. (a)	1,300	12,857
		99,010
Internet Software & Services - 0.1%
IAC/InterActiveCorp	140	5,863
Yahoo!, Inc. (a)	260	4,085
		9,948
IT Services - 2.0%
Fidelity National Information Services, Inc.	180	4,336
International Business Machines Corp.	670	125,960
The Western Union Co.	350	6,104
Visa, Inc. Class A	700	67,879
		204,279
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	160	$ 5,578
Applied Materials, Inc.	730	7,869
Avago Technologies Ltd.	500	14,960
Intel Corp.	6,270	156,186
KLA-Tencor Corp.	100	4,610
Lam Research Corp. (a)	80	3,262
Marvell Technology Group Ltd. (a)	160	2,259
Texas Instruments, Inc.	670	20,167
Xilinx, Inc.	160	5,234
		220,125
Software - 2.3%
CA, Inc.	530	11,236
Microsoft Corp.	4,150	106,157
Oracle Corp.	2,400	75,240
Symantec Corp. (a)	2,600	42,510
		235,143
TOTAL INFORMATION TECHNOLOGY		1,037,037
MATERIALS - 3.1%
Chemicals - 1.9%
Albemarle Corp.	40	2,181
Ashland, Inc.	40	2,225
Celanese Corp. Class A	40	1,860
CF Industries Holdings, Inc.	160	22,368
Dow Chemical Co.	1,300	36,023
E.I. du Pont de Nemours & Co.	430	20,520
Eastman Chemical Co.	480	19,018
Huntsman Corp.	1,500	16,395
LyondellBasell Industries NV Class A	160	5,227
Potash Corp. of Saskatchewan, Inc.	500	21,795
PPG Industries, Inc.	90	7,898
RPM International, Inc.	100	2,360
Syngenta AG (Switzerland)	100	29,431
Valspar Corp.	60	2,213
Westlake Chemical Corp.	20	840
		190,354
Containers & Packaging - 0.1%
Ball Corp.	200	7,022
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	100	$ 3,231
Sonoco Products Co.	60	1,949
		12,202
Metals & Mining - 0.8%
BHP Billiton Ltd.	400	14,987
Cliffs Natural Resources, Inc.	250	16,953
Freeport-McMoRan Copper & Gold, Inc.	500	19,800
Newmont Mining Corp.	300	20,664
Nucor Corp.	80	3,154
Reliance Steel & Aluminum Co.	60	2,947
		78,505
Paper & Forest Products - 0.3%
Domtar Corp.	270	21,203
International Paper Co.	240	6,816
MeadWestvaco Corp.	180	5,373
		33,392
TOTAL MATERIALS		314,453
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	8,530	247,199
Wireless Telecommunication Services - 0.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	600	29,802
Vodafone Group PLC	19,200	51,993
		81,795
TOTAL TELECOMMUNICATION SERVICES		328,994
UTILITIES - 4.6%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	1,240	49,203
Duke Energy Corp.	830	17,306
Edison International	310	12,186
Entergy Corp.	640	45,030
Exelon Corp.	180	7,976
NextEra Energy, Inc.	1,300	72,072
NV Energy, Inc.	240	3,682
Pepco Holdings, Inc.	120	2,374
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	20	$ 948
Portland General Electric Co.	900	22,545
		233,322
Gas Utilities - 0.3%
Atmos Energy Corp.	60	2,053
UGI Corp.	860	25,766
		27,819
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	140	2,755
The AES Corp. (a)	430	5,194
		7,949
Multi-Utilities - 1.9%
Alliant Energy Corp.	80	3,377
Ameren Corp.	120	4,057
DTE Energy Co.	140	7,371
Integrys Energy Group, Inc.	60	3,089
MDU Resources Group, Inc.	100	2,147
NiSource, Inc.	160	3,666
PG&E Corp.	1,400	54,376
Public Service Enterprise Group, Inc.	140	4,612
SCANA Corp.	60	2,617
Sempra Energy	720	38,297
TECO Energy, Inc.	140	2,629
Wisconsin Energy Corp.	1,940	64,369
		190,607
Water Utilities - 0.0%
American Water Works Co., Inc.	100	3,107
TOTAL UTILITIES		462,804
TOTAL COMMON STOCKS (Cost $8,888,505)		8,970,824
Equity Funds - 4.1%

Large Value Funds - 0.1%
iShares Russell 1000 Value Index ETF	200	12,538
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 4.0%
iShares Russell Midcap Value Index ETF	9,270	$ 400,093
TOTAL EQUITY FUNDS (Cost $409,093)		412,631
Short-Term Funds - 6.5%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $657,716)	657,716	657,716
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $9,955,314)		10,041,171
NET OTHER ASSETS (LIABILITIES) - 0.5%		54,969
NET ASSETS - 100%		$ 10,096,140
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 436,100	$ 3,662
The face value of futures purchased as a percentage of net assets is 4.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 818,757	$ 818,757	$ -	$ -
Consumer Staples	713,668	713,668	-	-
Energy	1,196,668	1,196,668	-	-
Financials	1,789,925	1,789,925	-	-
Health Care	1,487,903	1,487,903	-	-
Industrials	820,615	820,615	-	-
Information Technology	1,037,037	1,037,037	-	-
Materials	314,453	270,035	44,418	-
Telecommunication Services	328,994	277,001	51,993	-
Utilities	462,804	462,804	-	-
Equity Funds	412,631	412,631	-	-
Short-Term Funds	657,716	657,716	-	-
Total Investments in Securities:	$ 10,041,171	$ 9,944,760	$ 96,411	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,662	$ 3,662	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,662	$ -
Total Value of Derivatives	$ 3,662	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,955,314)		$ 10,041,171
Segregated cash with broker for futures contracts		28,000
Receivable for investments sold		9,362
Dividends receivable		10,651
Receivable for daily variation margin on futures contracts		17,325
Prepaid expenses		22,906
Receivable from investment adviser for expense reductions		4,710
Total assets		10,134,125

Liabilities
Payable for investments purchased	$ 6,705
Accrued management fee	2,022
Other affiliated payables	524
Registration fee payable	24,842
Audit payable	1,926
Other payables and accrued expenses	1,966
Total liabilities		37,985

Net Assets		$ 10,096,140
Net Assets consist of:
Paid in capital		$ 10,000,010
Undistributed net investment income		6,988
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,520
Net Assets, for 1,000,001 shares outstanding		$ 10,096,140
Net Asset Value, offering price and redemption price per share ($10,096,140 ÷ 1,000,001 shares)		$ 10.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)
Investment Income
Dividends: Unaffiliated issuers		$ 10,651

Expenses
Management fee	$ 2,022
Transfer agent fees	375
Accounting fees and expenses	149
Custodian fees and expenses	1,965
Registration fees	1,936
Audit	1,926
Total expenses before reductions	8,373
Expense reductions	(4,710)	3,663
Net investment income (loss)		6,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(118)
Foreign currency transactions	(260)
Total net realized gain (loss)		(378)
Change in net unrealized appreciation (depreciation) on: Investment securities	85,857
Assets and liabilities in foreign currencies	1
Futures contracts	3,662
Total change in net unrealized appreciation (depreciation)		89,520
Net gain (loss)		89,142
Net increase (decrease) in net assets resulting from operations		$ 96,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 16, 2011 (commencement of operations) to November 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,988
Net realized gain (loss)	(378)
Change in net unrealized appreciation (depreciation)	89,520
Net increase (decrease) in net assets resulting from operations	96,130
Share transactions Proceeds from sales of shares	10,000,010
Total increase (decrease) in net assets	10,096,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6,988)	$ 10,096,140
Other Information Shares
Sold	1,000,001
Net increase (decrease)	1,000,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended November 30, 2011 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.09
Total from investment operations	.10
Net asset value, end of period	$ 10.10
Total Return B,C	1.00%
Ratios to Average Net Assets G
Expenses before reductions	2.22% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,096
Portfolio turnover rate E	-% H,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period November 16, 2011 (commencement of operations) to November 30, 2011.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than 1%.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,850
Gross unrealized depreciation	(64,129)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,721

Tax cost	$ 9,955,450

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $3,662 related to its investment in futures contracts. This amount is included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $9,312,515 and $14,904, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .54% of the Fund's average net assets.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $4,710.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On September 8, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Advisory Contracts.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the sub-advisers, (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including their size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that the Investment Advisers' investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any, incurred by the fund or an acquired fund in which the fund invests) to 0.97% until July 31, 2013. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's management fee rate is expected to be below the median based upon the sub-advisory agreements. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Strategic Advisers offers to shareholders.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

MMV-SANN-0112
1.931578.100

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.14%	$ 1,000.00	$ 919.50	$ .67
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.30	$ .71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	18.8	18.4
Fidelity Dividend Growth Fund	9.6	10.7
FMI Large Cap Fund	5.9	5.5
DWS Growth and Income Fund	4.9	0.8
Fidelity Advisor New Insights Fund Institutional Class	4.9	4.5
Hartford Capital Appreciation Fund	1.7	7.9
Apple, Inc.	1.4	1.0
Google, Inc. Class A	1.3	0.5
Nuveen Tradewinds Value Opportunities Fund - Class A	1.2	0.0
Market Vectors Gold Miners ETF	1.0	0.0
	50.7

* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	8.8	8.0
Energy	7.7	7.0
Financials	6.4	7.0
Consumer Discretionary	5.7	5.5
Industrials	4.9	5.5
Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Common Stocks 46.7%	Common Stocks 45.5%
Large Blend Funds 42.1%	Large Blend Funds 43.3%
Large Growth Funds 4.9%	Large Growth Funds 4.5%
Mid-Cap Blend Funds 0.2%	Mid-Cap Blend Funds 0.4%
Sector Funds 1.5%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 6.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.1%
Johnson Controls, Inc.	144,200	$ 4,539,416
TRW Automotive Holdings Corp. (a)	28,500	930,810
		5,470,226
Automobiles - 0.1%
Ford Motor Co. (a)	219,100	2,322,460
General Motors Co.	220,900	4,702,961
Harley-Davidson, Inc.	77,500	2,849,675
		9,875,096
Diversified Consumer Services - 0.0%
H&R Block, Inc.	113,700	1,788,501
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	187,600	6,228,320
Chipotle Mexican Grill, Inc. (a)	12,100	3,890,876
International Game Technology	820,545	13,998,498
Las Vegas Sands Corp. (a)	188,600	8,809,506
Marriott International, Inc. Class A	103,900	3,181,418
McDonald's Corp.	161,300	15,407,376
Starbucks Corp.	227,800	9,904,744
Starwood Hotels & Resorts Worldwide, Inc.	59,700	2,846,496
Wynn Resorts Ltd.	8,300	1,000,648
Yum! Brands, Inc.	119,400	6,691,176
		71,959,058
Household Durables - 0.1%
Harman International Industries, Inc.	71,100	2,936,430
Lennar Corp. Class A	82,100	1,511,461
		4,447,891
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	94,300	18,132,947
Groupon, Inc. Class A (a)	92,500	1,618,750
Liberty Media Corp. Interactive Series A (a)	186,700	3,035,742
Netflix, Inc. (a)	34,900	2,252,097
Priceline.com, Inc. (a)	18,200	8,843,198
		33,882,734
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	75,900	2,717,979
Mattel, Inc.	79,100	2,278,871
		4,996,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Comcast Corp.:
Class A	618,400	$ 14,019,128
Class A (special) (non-vtg.)	917,695	20,519,660
DIRECTV (a)	122,900	5,803,338
Discovery Communications, Inc. Class C (non-vtg.) (a)	107,700	4,075,368
Lamar Advertising Co. Class A (a)	26,700	648,543
McGraw-Hill Companies, Inc.	25,100	1,071,770
Omnicom Group, Inc.	86,400	3,729,888
The Walt Disney Co.	403,700	14,472,645
Time Warner Cable, Inc.	91,100	5,509,728
Time Warner, Inc.	286,800	9,986,376
Viacom, Inc. Class B (non-vtg.)	232,505	10,406,924
		90,243,368
Multiline Retail - 0.9%
Dollar General Corp. (a)	140,300	5,691,971
Kohl's Corp.	203,900	10,969,820
Macy's, Inc.	1,516,659	49,033,585
Target Corp.	148,800	7,841,760
		73,537,136
Specialty Retail - 1.9%
AutoZone, Inc. (a)	31,600	10,376,808
Bed Bath & Beyond, Inc. (a)	123,400	7,466,934
CarMax, Inc. (a)	268,100	7,710,556
Home Depot, Inc.	1,574,228	61,741,222
Lowe's Companies, Inc.	58,600	1,406,986
Ross Stores, Inc.	217,940	19,416,275
TJX Companies, Inc.	663,260	40,923,142
		149,041,923
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	55,300	3,461,227
NIKE, Inc. Class B	82,300	7,915,614
		11,376,841
TOTAL CONSUMER DISCRETIONARY		456,619,624
CONSUMER STAPLES - 4.6%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	109,300	4,436,487
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	453,600	$ 29,030,400
The Coca-Cola Co.	540,175	36,315,965
		69,782,852
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	631,200	24,515,808
Kroger Co.	348,100	8,068,958
Sysco Corp.	290,100	8,279,454
Wal-Mart Stores, Inc.	789,855	46,522,460
Walgreen Co.	33,200	1,119,504
Whole Foods Market, Inc.	108,400	7,382,040
		95,888,224
Food Products - 1.3%
Archer Daniels Midland Co.	69,700	2,099,364
ConAgra Foods, Inc.	211,400	5,339,964
General Mills, Inc.	266,000	10,626,700
Kellogg Co.	158,300	7,782,028
Kraft Foods, Inc. Class A	1,927,192	69,667,991
Ralcorp Holdings, Inc. (a)	98,960	8,047,427
		103,563,474
Household Products - 0.8%
Colgate-Palmolive Co.	119,500	10,934,250
Energizer Holdings, Inc. (a)	154,430	11,162,200
Kimberly-Clark Corp.	42,600	3,044,622
Procter & Gamble Co.	670,200	43,274,814
		68,415,886
Personal Products - 0.0%
Avon Products, Inc.	252,400	4,290,800
Tobacco - 0.4%
Altria Group, Inc.	326,300	9,361,547
Philip Morris International, Inc.	302,000	23,024,480
		32,386,027
TOTAL CONSUMER STAPLES		374,327,263
ENERGY - 7.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	155,300	8,480,933
Cameron International Corp. (a)	38,000	2,051,620
FMC Technologies, Inc. (a)	154,400	8,084,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	391,310	$ 14,400,208
McDermott International, Inc. (a)	85,900	971,529
Noble Corp.	107,900	3,725,787
Schlumberger Ltd.	553,243	41,675,795
		79,390,256
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	402,157	32,683,299
Apache Corp.	18,300	1,819,752
Arch Coal, Inc.	80,800	1,324,312
Chevron Corp.	748,835	76,995,215
Cimarex Energy Co.	26,600	1,784,328
Concho Resources, Inc. (a)	30,400	3,089,248
ConocoPhillips	506,120	36,096,478
CONSOL Energy, Inc.	246,795	10,276,544
Devon Energy Corp.	297,235	19,457,003
El Paso Corp.	2,283,477	57,109,760
EOG Resources, Inc.	387,751	40,225,289
EQT Corp.	38,800	2,405,988
Exxon Mobil Corp.	1,009,708	81,220,912
Hess Corp.	88,800	5,347,536
Kinder Morgan Holding Co. LLC	1,111,213	32,780,784
Marathon Petroleum Corp.	81,200	2,711,268
Murphy Oil Corp.	119,500	6,682,440
Newfield Exploration Co. (a)	91,800	4,204,440
Occidental Petroleum Corp.	143,900	14,231,710
Peabody Energy Corp.	122,900	4,821,367
Pioneer Natural Resources Co.	382,236	36,136,591
Range Resources Corp.	12,700	910,717
Southwestern Energy Co. (a)	93,600	3,561,480
Spectra Energy Corp.	331,600	9,755,672
Suncor Energy, Inc.	95,800	2,885,412
Valero Energy Corp.	108,500	2,416,295
Williams Companies, Inc.	1,679,401	54,211,064
		545,144,904
TOTAL ENERGY		624,535,160
FINANCIALS - 6.4%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	70,500	3,236,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	92,973	$ 15,995,075
Franklin Resources, Inc.	29,300	2,954,026
Goldman Sachs Group, Inc.	89,600	8,589,056
Invesco Ltd.	192,400	3,896,100
Legg Mason, Inc.	140,900	3,738,077
Morgan Stanley	474,800	7,022,292
Northern Trust Corp.	120,300	4,526,889
State Street Corp.	129,100	5,118,815
T. Rowe Price Group, Inc.	227,295	12,901,264
TD Ameritrade Holding Corp.	172,000	2,801,880
		70,780,129
Commercial Banks - 1.7%
Fifth Third Bancorp	382,600	4,625,634
First Horizon National Corp.	207,900	1,600,830
M&T Bank Corp.	30,300	2,211,294
PNC Financial Services Group, Inc.	128,300	6,955,143
U.S. Bancorp	1,371,081	35,538,420
Wells Fargo & Co.	3,140,844	81,222,226
Zions Bancorporation	80,800	1,300,072
		133,453,619
Consumer Finance - 0.4%
American Express Co.	629,850	30,257,994
Discover Financial Services	121,900	2,903,658
SLM Corp.	217,200	2,797,536
		35,959,188
Diversified Financial Services - 1.1%
Bank of America Corp.	1,413,100	7,687,264
Citigroup, Inc.	541,130	14,870,252
CME Group, Inc.	27,800	6,929,984
JPMorgan Chase & Co.	1,286,145	39,831,911
Moody's Corp.	181,700	6,306,807
NYSE Euronext	452,052	12,910,605
		88,536,823
Insurance - 1.6%
ACE Ltd.	51,500	3,580,795
AFLAC, Inc.	110,200	4,787,088
Allstate Corp.	292,000	7,822,680
Aon Corp.	181,500	8,343,555
Berkshire Hathaway, Inc. Class B (a)	835,555	65,808,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	92,600	$ 3,558,618
Marsh & McLennan Companies, Inc.	262,100	7,912,799
MetLife, Inc.	429,046	13,506,368
Principal Financial Group, Inc.	105,400	2,543,302
The Chubb Corp.	141,200	9,522,528
		127,386,045
Real Estate Investment Trusts - 0.7%
General Growth Properties, Inc.	159,400	2,244,352
Prologis, Inc.	123,582	3,438,051
Public Storage	37,500	4,946,250
Simon Property Group, Inc.	93,700	11,650,658
Vornado Realty Trust	75,300	5,606,085
Weyerhaeuser Co.	1,771,788	29,748,321
		57,633,717
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	63,587	1,068,897
TOTAL FINANCIALS		514,818,418
HEALTH CARE - 4.3%
Biotechnology - 0.6%
Amgen, Inc.	447,215	25,898,221
Biogen Idec, Inc. (a)	45,900	5,276,205
Celgene Corp. (a)	132,800	8,377,024
Dendreon Corp. (a)	126,500	1,092,960
Gilead Sciences, Inc. (a)	235,500	9,384,675
		50,029,085
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	137,200	7,087,752
Boston Scientific Corp. (a)	382,000	2,253,800
C. R. Bard, Inc.	25,500	2,223,345
Covidien PLC	154,300	7,028,365
DENTSPLY International, Inc.	199,300	7,196,723
Edwards Lifesciences Corp. (a)	39,600	2,614,788
St. Jude Medical, Inc.	90,200	3,467,288
Stryker Corp.	145,300	7,094,999
Zimmer Holdings, Inc. (a)	73,800	3,730,590
		42,697,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Aetna, Inc.	194,430	$ 8,131,063
AmerisourceBergen Corp.	62,600	2,325,590
DaVita, Inc. (a)	38,000	2,894,840
Express Scripts, Inc. (a)	129,200	5,897,980
HCA Holdings, Inc.	123,200	3,003,616
Humana, Inc.	23,600	2,092,848
McKesson Corp.	98,300	7,992,773
Medco Health Solutions, Inc. (a)	72,200	4,091,574
Quest Diagnostics, Inc.	52,000	3,050,320
UnitedHealth Group, Inc.	410,195	20,005,210
WellPoint, Inc.	121,800	8,592,990
		68,078,804
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	77,100	2,891,250
Life Technologies Corp. (a)	25,300	979,869
Thermo Fisher Scientific, Inc. (a)	117,500	5,551,875
		9,422,994
Pharmaceuticals - 2.2%
Abbott Laboratories	161,300	8,798,915
Allergan, Inc.	62,900	5,265,988
Bristol-Myers Squibb Co.	502,875	16,454,070
Hospira, Inc. (a)	27,400	772,406
Johnson & Johnson	813,265	52,634,511
Merck & Co., Inc.	1,045,440	37,374,480
Pfizer, Inc.	2,634,725	52,878,931
		174,179,301
TOTAL HEALTH CARE		344,407,834
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.6%
Goodrich Corp.	4,800	585,648
Honeywell International, Inc.	528,900	28,639,935
Lockheed Martin Corp.	38,700	3,024,405
Northrop Grumman Corp.	65,537	3,740,197
Precision Castparts Corp.	42,767	7,045,863
Raytheon Co.	52,000	2,369,640
Rockwell Collins, Inc.	201,547	11,064,930
Textron, Inc.	219,400	4,262,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	514,350	$ 35,330,702
United Technologies Corp.	389,780	29,857,148
		125,921,410
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	32,600	2,233,426
Expeditors International of Washington, Inc.	18,700	813,637
FedEx Corp.	94,200	7,826,136
United Parcel Service, Inc. Class B	193,900	13,912,325
		24,785,524
Airlines - 0.0%
Southwest Airlines Co.	198,600	1,664,268
Commercial Services & Supplies - 0.1%
Cintas Corp.	65,900	2,003,360
Stericycle, Inc. (a)	44,400	3,597,288
		5,600,648
Construction & Engineering - 0.0%
Fluor Corp.	58,400	3,201,488
Electrical Equipment - 0.3%
Cooper Industries PLC Class A	109,400	6,074,982
Emerson Electric Co.	300,700	15,711,575
		21,786,557
Industrial Conglomerates - 0.9%
3M Co.	202,600	16,418,704
Danaher Corp.	315,500	15,263,890
General Electric Co.	2,647,130	42,115,838
		73,798,432
Machinery - 0.7%
Caterpillar, Inc.	96,800	9,474,784
Cummins, Inc.	91,400	8,804,562
Dover Corp.	128,240	7,049,353
Illinois Tool Works, Inc.	83,610	3,799,238
Ingersoll-Rand PLC	321,800	10,658,016
Joy Global, Inc.	44,000	4,016,320
Pall Corp.	60,300	3,285,747
Stanley Black & Decker, Inc.	121,531	7,951,773
		55,039,793
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	1,405,703	$ 40,835,672
Robert Half International, Inc.	92,600	2,452,974
		43,288,646
Road & Rail - 0.5%
Norfolk Southern Corp.	46,300	3,497,502
Ryder System, Inc.	49,700	2,598,316
Union Pacific Corp.	303,495	31,384,418
		37,480,236
Trading Companies & Distributors - 0.0%
Fastenal Co.	57,600	2,399,040
TOTAL INDUSTRIALS		394,966,042
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,732,380	32,291,563
Juniper Networks, Inc. (a)	267,100	6,065,841
QUALCOMM, Inc.	613,195	33,603,086
		71,960,490
Computers & Peripherals - 2.0%
Apple, Inc. (a)	288,010	110,077,422
Dell, Inc. (a)	732,200	11,539,472
EMC Corp. (a)	913,030	21,008,820
Hewlett-Packard Co.	586,910	16,404,135
		159,029,849
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	263,558	11,947,084
Corning, Inc.	251,500	3,337,405
TE Connectivity Ltd.	730,320	23,158,447
		38,442,936
Internet Software & Services - 1.3%
eBay, Inc. (a)	70,500	2,086,095
Google, Inc. Class A (a)	178,849	107,200,302
		109,286,397
IT Services - 1.3%
Accenture PLC Class A	126,900	7,351,317
Automatic Data Processing, Inc.	113,500	5,798,715
Computer Sciences Corp.	27,700	676,711
Fidelity National Information Services, Inc.	44,700	1,076,823
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	350,475	$ 65,889,300
MasterCard, Inc. Class A	29,500	11,049,225
Paychex, Inc.	24,800	721,928
The Western Union Co.	231,900	4,044,336
Visa, Inc. Class A	92,700	8,989,119
		105,597,474
Office Electronics - 0.0%
Xerox Corp.	289,400	2,358,610
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	709,800	4,038,762
Applied Materials, Inc.	525,400	5,663,812
Atmel Corp. (a)	663,500	5,885,245
Broadcom Corp. Class A	355,100	10,775,510
Intel Corp.	1,293,130	32,211,868
Marvell Technology Group Ltd. (a)	455,200	6,427,424
Micron Technology, Inc. (a)	1,684,800	10,091,952
NVIDIA Corp. (a)	140,400	2,194,452
Texas Instruments, Inc.	633,588	19,070,999
		96,360,024
Software - 1.6%
Adobe Systems, Inc. (a)	342,400	9,388,608
Autodesk, Inc. (a)	286,400	9,757,648
CA, Inc.	147,500	3,127,000
Electronic Arts, Inc. (a)	57,200	1,326,468
Microsoft Corp.	1,679,800	42,969,284
Oracle Corp.	1,680,105	52,671,292
Red Hat, Inc. (a)	153,000	7,662,240
		126,902,540
TOTAL INFORMATION TECHNOLOGY		709,938,320
MATERIALS - 2.1%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	17,500	1,465,625
Airgas, Inc.	164,697	12,673,434
Dow Chemical Co.	141,700	3,926,507
E.I. du Pont de Nemours & Co.	68,100	3,249,732
LyondellBasell Industries NV Class A	96,000	3,136,320
Monsanto Co.	277,200	20,360,340
Potash Corp. of Saskatchewan, Inc.	101,500	4,424,423
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	69,000	$ 6,054,750
Praxair, Inc.	78,200	7,976,400
Sherwin-Williams Co.	41,200	3,577,396
		66,844,927
Construction Materials - 0.0%
Vulcan Materials Co.	137,700	4,466,988
Containers & Packaging - 0.3%
Ball Corp.	103,460	3,632,481
Bemis Co., Inc.	125,975	3,715,003
Packaging Corp. of America	711,662	18,510,329
		25,857,813
Metals & Mining - 0.9%
Cliffs Natural Resources, Inc.	48,200	3,268,442
Freeport-McMoRan Copper & Gold, Inc.	426,405	16,885,638
Newmont Mining Corp.	653,879	45,039,186
Nucor Corp.	91,800	3,619,674
United States Steel Corp.	58,100	1,586,130
		70,399,070
Paper & Forest Products - 0.1%
International Paper Co.	162,000	4,600,800
TOTAL MATERIALS		172,169,598
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	2,287,130	66,281,027
Verizon Communications, Inc.	11,100	418,803
		66,699,830
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A	123,200	7,268,800
Crown Castle International Corp. (a)	106,500	4,507,080
Sprint Nextel Corp. (a)	1,370,300	3,699,810
		15,475,690
TOTAL TELECOMMUNICATION SERVICES		82,175,520
UTILITIES - 1.2%
Electric Utilities - 0.5%
Edison International	162,200	6,376,082
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	126,900	$ 8,928,684
Exelon Corp.	356,500	15,796,515
FirstEnergy Corp.	236,413	10,513,286
PPL Corp.	75,400	2,263,508
		43,878,075
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	1,835,770	27,609,981
The AES Corp. (a)	819,700	9,901,976
		37,511,957
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	222,800	4,433,720
Sempra Energy	121,200	6,446,628
TECO Energy, Inc.	132,000	2,478,960
		13,359,308
TOTAL UTILITIES		94,749,340
TOTAL COMMON STOCKS (Cost $3,440,829,185)		3,768,707,119
Equity Funds - 48.7%

Large Blend Funds - 42.1%
DWS Growth and Income Fund	24,555,505	398,781,407
Fidelity Dividend Growth Fund (c)	29,773,601	773,815,878
FMI Large Cap Fund	31,061,433	474,929,307
Hartford Capital Appreciation Fund (a)	4,301,080	137,849,624
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	75,361,606	1,514,014,670
Nuveen Tradewinds Value Opportunities Fund - Class A	2,898,358	99,268,770
TOTAL LARGE BLEND FUNDS		3,398,659,656
Large Growth Funds - 4.9%
Fidelity Advisor New Insights Fund Institutional Class (c)	19,445,632	392,607,312
Mid-Cap Blend Funds - 0.2%
Westport Select Cap Fund Class R (a)	637,614	15,627,921
Equity Funds - continued
	Shares	Value
Sector Funds - 1.5%
Consumer Staples Select Sector SPDR ETF	1,311,475	$ 41,836,053
Market Vectors Gold Miners ETF	1,345,332	81,379,133
TOTAL SECTOR FUNDS		123,215,186
TOTAL EQUITY FUNDS (Cost $3,729,146,366)		3,930,110,075
Short-Term Funds - 4.2%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $335,858,752)	335,858,752	335,858,752
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,505,834,303)		8,034,675,946
NET OTHER ASSETS (LIABILITIES) - 0.4%		33,538,500
NET ASSETS - 100%		$ 8,068,214,446
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,092 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 254,931,600	$ 7,390,577
The face value of futures purchased as a percentage of net assets is 3.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 385,969,301	$ 50,000,000	$ 25,000,000	$ -	$ 392,607,312
Fidelity Dividend Growth Fund	915,527,474	41,438,535	50,000,000	1,963,496	773,815,878
Total	$ 1,301,496,775	$ 91,438,535	$ 75,000,000	$ 1,963,496	$ 1,166,423,190
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,390,577	$ -
Total Value of Derivatives	$ 7,390,577	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,421,212,904)	$ 6,868,252,756
Affiliated issuers (cost $1,084,621,399)	1,166,423,190
Total Investments (cost $7,505,834,303)		$ 8,034,675,946
Segregated cash with broker for futures contracts		16,368,000
Receivable for investments sold		74,490,342
Receivable for fund shares sold		5,269,272
Dividends receivable		9,818,525
Receivable for daily variation margin on futures contracts		10,127,671
Total assets		8,150,749,756

Liabilities
Payable for investments purchased	$ 75,069,184
Payable for fund shares redeemed	6,495,056
Accrued management fee	971,070
Total liabilities		82,535,310

Net Assets		$ 8,068,214,446
Net Assets consist of:
Paid in capital		$ 7,621,621,940
Undistributed net investment income		38,803,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,443,028)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		536,232,308
Net Assets, for 743,572,688 shares outstanding		$ 8,068,214,446
Net Asset Value, offering price and redemption price per share ($8,068,214,446 ÷ 743,572,688 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended November 30, 2011 (Unaudited)
Investment Income
Dividends: Unaffiliated issuers		$ 42,828,429
Affiliated issuers		1,963,496
Interest		13,015
Total income		44,804,940

Expenses
Management fee	$ 15,751,821
Independent trustees' compensation	37,630
Miscellaneous	9,246
Total expenses before reductions	15,798,697
Expense reductions	(10,014,198)	5,784,499
Net investment income (loss)		39,020,441
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(105,707,533)
Affiliated issuers	(2,229,556)
Foreign currency transactions	(1,427)
Futures contracts	(9,123,929)
Realized gain distributions from underlying funds:
Unaffiliated issuers	10,209,621
Affiliated issuers	475,039
Total net realized gain (loss)		(106,377,785)
Change in net unrealized appreciation (depreciation) on: Investment securities	(624,145,923)
Assets and liabilities in foreign currencies	(3)
Futures contracts	(3,273,535)
Total change in net unrealized appreciation (depreciation)		(627,419,461)
Net gain (loss)		(733,797,246)
Net increase (decrease) in net assets resulting from operations		$ (694,776,805)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,020,441	$ 57,910,126
Net realized gain (loss)	(106,377,785)	159,156,509
Change in net unrealized appreciation (depreciation)	(627,419,461)	1,225,557,345
Net increase (decrease) in net assets resulting from operations	(694,776,805)	1,442,623,980
Distributions to shareholders from net investment income	(21,488,463)	(43,385,873)
Distributions to shareholders from net realized gain	(164,744,875)	(8,973,498)
Total distributions	(186,233,338)	(52,359,371)
Share transactions Proceeds from sales of shares	1,418,173,655	5,515,866,390
Reinvestment of distributions	185,769,542	52,231,913
Cost of shares redeemed	(1,178,854,498)	(1,096,855,172)
Net increase (decrease) in net assets resulting from share transactions	425,088,699	4,471,243,131
Total increase (decrease) in net assets	(455,921,444)	5,861,507,740

Net Assets
Beginning of period	8,524,135,890	2,662,628,150
End of period (including undistributed net investment income of $38,803,226 and undistributed net investment income of $21,271,248, respectively)	$ 8,068,214,446	$ 8,524,135,890
Other Information Shares
Sold	133,622,689	527,189,080
Issued in reinvestment of distributions	15,743,181	4,812,883
Redeemed	(112,421,393)	(98,784,899)
Net increase (decrease)	36,944,477	433,217,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.03
Net realized and unrealized gain (loss)	(1.00)	2.32	(.29)
Total from investment operations	(.95)	2.42	(.26)
Distributions from net investment income	(.03)	(.08)	-
Distributions from net realized gain	(.23)	(.02)	-
Total distributions	(.26)	(.10)	-
Net asset value, end of period	$ 10.85	$ 12.06	$ 9.74
Total Return B,C	(8.05)%	24.93%	(2.60)%
Ratios to Average Net Assets G
Expenses before reductions	.39% A	.41%	.43% A
Expenses net of fee waivers, if any	.14% A	.15%	.18% A
Expenses net of all reductions	.14% A	.15%	.18% A
Net investment income (loss)	.97% A	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,068,214	$ 8,524,136	$ 2,662,628
Portfolio turnover rate E	53% A	54%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period December 30, 2009 (commencement of operations) to May 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Delaware Statutory Trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

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2. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions and losses deferred due to wash sales.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 682,222,346
Gross unrealized depreciation	(172,295,452)
Net unrealized appreciation (depreciation) on securities and other investments	$ 509,926,894

Tax cost	$ 7,524,749,052

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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3. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(9,123,929) and a change in net unrealized appreciation (depreciation) of $(3,273,535) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,511,903,974 and $2,066,688,931, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .39% of the Fund's average net assets. Strategic Advisers pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to Strategic Advisers by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

In December 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. as an additional sub-adviser for the Fund.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,246 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $10,013,876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $322.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

On September 8, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an additional sub-advisory agreement (the Sub-Advisory Agreement) with Pyramis, an affiliate of Strategic Advisers, for the Core Fund and to submit the Sub-Advisory Agreement to shareholders for their approval. If approved by shareholders, the Sub-Advisory Agreement will establish an additional investment mandate that the existing agreement (Existing Pyramis Agreement) does not contemplate.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement; (i) is in the best interests of the Core Fund and its shareholders and that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and (ii) does not involve a conflict of interest from which Strategic Advisers or Pyramis derives an inappropriate advantage. In addition, the Board found that the advisory fees to be charged under the Proposed Agreement will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of the any underlying fund in which the Core Fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within Pyramis, including the backgrounds of Pyramis' investment personnel, and also took into consideration the Core Fund's investment objective and discipline. The Board also considered the structure of Pyramis' and certain of its affiliates' portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the Core Fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Pyramis' investment staff, their use of technology, and Pyramis' approach to recruiting, managing, and compensating investment personnel. The Board noted that analysts employed by Pyramis and certain of its affiliates have extensive resources, tools and capabilities that allow them to conduct sophisticated fundamental and quantitative analysis. Additionally, in their deliberations, the Board considered Pyramis' and certain of its affiliates' trading capabilities and resources which are an integral part of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Pyramis under the Sub-Advisory Agreement and (ii) the resources to be devoted to the Core Fund's compliance policies and procedures.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided the Core Fund under the Sub-Advisory Agreement should benefit the Core Fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the Core Fund to the Core Fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Pyramis and the Core Fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the Core Fund's management fee through September 30, 2014 and noted that the Core Fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the Core Fund.

Based on its review, the Board concluded that the Core Fund's management fee structure and projected total expenses were fair and reasonable in light of the services that the Core Fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement has no impact on the maximum management fee paid by the Core Fund, the Board did not consider the Core Fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the Core Fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Core Fund. The Board noted that the Sub-Advisory Agreement, like the Existing Pyramis Agreement, provides for breakpoints as the Core Fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all factors it believed relevant, the Board ultimately concluded that approval of the Sub-Advisory Agreement (i) is in the best interests of the Core Fund and its shareholders and that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and (ii) does not involve a conflict of interest from which Strategic Advisers of Pyramis derives an inappropriate advantage. In addition, the Board found that the advisory fees to be changed under the Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the Core Fund may invest. Finally, the Board concluded that the Sub-Advisory Agreement should be approved and submitted to shareholders for their approval.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and considers at each of its meetings one or more factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, Pyramis, and T. Rowe (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, over the one-year period ended December 31, 2010, the total return of the fund, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile and that the fund had out-performed 78% of its peers for the one-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2014.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 28, 2011.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management contract) were below the median of the fund's Total Mapped Group for the year ended February 28, 2011.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SAI-COR-USAN-0112
1.922645.101

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.34%	$ 1,000.00	$ 909.30	$ 1.62
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.30	$ 1.72

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
American Beacon Large Cap Value Fund Institutional Class	6.7	9.1
T. Rowe Price Mid Cap Value Fund	6.1	5.6
Invesco Diversified Dividend Fund - Class A	5.1	1.0
Fidelity Low Priced Stock Fund	4.1	3.2
Chevron Corp.	2.7	2.2
JPMorgan Chase & Co.	1.9	2.1
Exxon Mobil Corp.	1.8	0.8
Pfizer, Inc.	1.7	1.4
Ashton/River Road Dividend All Capital Value Fund Class N	1.7	0.0
AT&T, Inc.	1.6	1.4
	33.4
Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	14.0
Health Care	11.3	10.0
Energy	9.2	8.8
Information Technology	8.0	7.1
Industrials	6.4	5.8
Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Common Stocks 69.3%	Common Stocks 65.3%
Large Value Funds 12.8%	Large Value Funds 17.4%
Mid-Cap Blend Funds 4.1%	Mid-Cap Blend Funds 7.3%
Mid-Cap Value Funds 7.8%	Mid-Cap Value Funds 5.6%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 4.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
Autoliv, Inc.	160,900	$ 8,572,752
Cooper Tire & Rubber Co.	265,127	3,552,702
Johnson Controls, Inc.	375,900	11,833,332
TRW Automotive Holdings Corp. (a)	137,500	4,490,750
		28,449,536
Automobiles - 0.1%
Ford Motor Co. (a)	733,700	7,777,220
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	17,300	838,704
DeVry, Inc.	18,700	645,337
H&R Block, Inc.	83,700	1,316,601
		2,800,642
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	210,413	6,985,712
Darden Restaurants, Inc.	47,700	2,275,767
Hyatt Hotels Corp. Class A (a)	44,200	1,577,498
McDonald's Corp.	333,788	31,883,430
Tim Hortons, Inc.	143,200	7,238,760
Wyndham Worldwide Corp.	171,200	6,069,040
		56,030,207
Household Durables - 0.2%
D.R. Horton, Inc.	90,100	1,073,091
Jarden Corp.	126,700	3,945,438
Lennar Corp. Class A	43,000	791,630
Mohawk Industries, Inc. (a)	32,200	1,756,832
Toll Brothers, Inc. (a)	53,700	1,090,647
Whirlpool Corp.	126,600	6,210,996
		14,868,634
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	17,200	615,932
Mattel, Inc.	99,300	2,860,833
		3,476,765
Media - 2.5%
CBS Corp. Class B	571,300	14,876,652
Comcast Corp. Class A	931,900	21,126,173
DISH Network Corp. Class A	498,100	12,238,317
Gannett Co., Inc.	428,500	4,653,510
News Corp. Class A	734,000	12,800,960
Omnicom Group, Inc.	76,300	3,293,871
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp.	95,400	$ 2,582,478
The Walt Disney Co.	1,009,300	36,183,405
Time Warner Cable, Inc.	388,970	23,524,906
Time Warner, Inc.	505,500	17,601,510
Viacom, Inc. Class B (non-vtg.)	321,000	14,367,960
Washington Post Co. Class B	2,200	789,602
		164,039,344
Multiline Retail - 1.1%
Big Lots, Inc. (a)	179,800	7,211,778
JCPenney Co., Inc.	59,700	1,912,788
Kohl's Corp.	81,400	4,379,320
Macy's, Inc.	510,100	16,491,533
Nordstrom, Inc.	292,200	13,230,816
Sears Holdings Corp. (a)	16,400	989,412
Target Corp.	480,100	25,301,270
		69,516,917
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	7,300	505,306
Best Buy Co., Inc.	283,400	7,677,306
Foot Locker, Inc.	38,000	896,420
GameStop Corp. Class A (a)	39,400	910,928
Gap, Inc.	504,100	9,421,629
Lowe's Companies, Inc.	160,400	3,851,204
PetSmart, Inc.	149,900	7,232,675
RadioShack Corp.	168,700	1,936,676
Ross Stores, Inc.	156,800	13,969,312
Signet Jewelers Ltd.	23,700	1,049,436
The Children's Place Retail Stores, Inc. (a)	84,600	4,557,402
Tiffany & Co., Inc.	51,600	3,459,264
		55,467,558
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	6,511,386
TOTAL CONSUMER DISCRETIONARY		408,938,209
CONSUMER STAPLES - 5.6%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	41,300	1,078,756
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,200	1,464,144
Dr Pepper Snapple Group, Inc.	59,500	2,173,535
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	21,500	$ 872,685
PepsiCo, Inc.	229,728	14,702,592
		20,291,712
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	209,900	17,904,470
CVS Caremark Corp.	1,672,000	64,940,480
Kroger Co.	593,400	13,755,012
Safeway, Inc.	572,100	11,442,000
Sysco Corp.	159,200	4,543,568
Wal-Mart Stores, Inc.	1,277,400	75,238,860
Walgreen Co.	465,303	15,690,017
		203,514,407
Food Products - 1.0%
Archer Daniels Midland Co.	951,200	28,650,144
Campbell Soup Co.	40,600	1,323,560
ConAgra Foods, Inc.	423,600	10,700,136
Corn Products International, Inc.	188,900	9,820,911
Fresh Del Monte Produce, Inc.	177,200	4,445,948
Smithfield Foods, Inc. (a)	45,300	1,109,397
The J.M. Smucker Co.	39,400	2,993,612
Tyson Foods, Inc. Class A	470,700	9,479,898
		68,523,606
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,841,600
Procter & Gamble Co.	440,500	28,443,085
		31,284,685
Tobacco - 0.7%
Altria Group, Inc.	576,900	16,551,261
Philip Morris International, Inc.	245,156	18,690,693
Reynolds American, Inc.	202,200	8,464,092
		43,706,046
TOTAL CONSUMER STAPLES		367,320,456
ENERGY - 9.2%
Energy Equipment & Services - 0.5%
Halliburton Co.	533,300	19,625,440
Helmerich & Payne, Inc.	14,100	803,136
National Oilwell Varco, Inc.	55,700	3,993,690
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	20,400	$ 704,412
Parker Drilling Co. (a)	165,620	1,152,715
Schlumberger Ltd.	93,000	7,005,690
Tidewater, Inc.	13,000	655,200
		33,940,283
Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	333,553	33,168,510
Chesapeake Energy Corp.	176,200	4,464,908
Chevron Corp.	1,720,500	176,901,810
ConocoPhillips	1,102,000	78,594,640
CVR Energy, Inc. (a)	284,800	5,183,360
Devon Energy Corp.	454,500	29,751,570
Energen Corp.	33,400	1,694,048
Exxon Mobil Corp.	1,438,100	115,680,764
Hess Corp.	120,200	7,238,444
Marathon Oil Corp.	754,200	21,087,432
Marathon Petroleum Corp.	613,600	20,488,104
Murphy Oil Corp.	147,000	8,220,240
Occidental Petroleum Corp.	497,867	49,239,046
Plains Exploration & Production Co. (a)	36,300	1,291,554
Sunoco, Inc.	28,200	1,094,442
Tesoro Corp. (a)	18,500	441,965
Valero Energy Corp.	657,200	14,635,844
		569,176,681
TOTAL ENERGY		603,116,964
FINANCIALS - 14.0%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	334,700	15,366,077
Bank of New York Mellon Corp.	680,600	13,244,476
BlackRock, Inc. Class A	22,000	3,784,880
Franklin Resources, Inc.	228,503	23,037,672
GFI Group, Inc.	216,900	921,825
Goldman Sachs Group, Inc.	229,800	22,028,628
Invesco Ltd.	17,900	362,475
Morgan Stanley	385,800	5,705,982
Raymond James Financial, Inc.	62,700	1,869,087
State Street Corp.	452,900	17,957,485
		104,278,587
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.5%
BB&T Corp.	202,600	$ 4,694,242
BOK Financial Corp.	20,200	1,107,970
CIT Group, Inc. (a)	58,900	1,994,354
Comerica, Inc.	539,900	13,616,278
Commerce Bancshares, Inc.	26,670	992,924
Cullen/Frost Bankers, Inc.	8,000	404,560
Huntington Bancshares, Inc.	1,403,600	7,368,900
International Bancshares Corp.	218,800	3,912,144
KeyCorp	778,500	5,675,265
PNC Financial Services Group, Inc.	614,000	33,284,940
The Toronto-Dominion Bank	99,700	7,184,617
U.S. Bancorp	1,663,000	43,104,960
Wells Fargo & Co.	4,117,666	106,482,843
		229,823,997
Consumer Finance - 1.1%
American Express Co.	768,200	36,904,328
Capital One Financial Corp.	334,500	14,938,770
Discover Financial Services	594,000	14,149,080
Nelnet, Inc. Class A	162,277	3,717,766
SLM Corp.	330,900	4,261,992
		73,971,936
Diversified Financial Services - 2.8%
Bank of America Corp.	3,243,300	17,643,552
Citigroup, Inc.	1,479,000	40,642,920
JPMorgan Chase & Co.	3,908,320	121,040,670
Leucadia National Corp.	72,300	1,693,266
PHH Corp. (a)	132,900	2,041,344
The NASDAQ Stock Market, Inc. (a)	53,700	1,409,625
		184,471,377
Insurance - 4.5%
ACE Ltd.	98,800	6,869,564
Alleghany Corp.	2,500	720,000
Allstate Corp.	342,300	9,170,217
American Financial Group, Inc.	252,400	9,086,400
Arch Capital Group Ltd. (a)	125,700	4,747,689
Assurant, Inc.	316,800	12,431,232
Cincinnati Financial Corp.	20,900	619,685
Everest Re Group Ltd.	93,000	8,158,890
Fidelity National Financial, Inc. Class A	28,400	450,708
Genworth Financial, Inc. Class A (a)	254,600	1,677,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hanover Insurance Group, Inc.	130,400	$ 4,704,832
Hartford Financial Services Group, Inc.	347,900	6,178,704
HCC Insurance Holdings, Inc.	472,700	12,706,176
Lincoln National Corp.	613,593	12,382,307
Loews Corp.	313,700	12,055,491
Markel Corp. (a)	5,800	2,328,120
MetLife, Inc.	179,543	5,652,014
Montpelier Re Holdings Ltd.	187,300	3,187,846
Principal Financial Group, Inc.	93,700	2,260,981
Progressive Corp.	472,000	8,901,920
Prudential Financial, Inc.	976,300	49,439,832
Reinsurance Group of America, Inc.	29,800	1,534,700
RenaissanceRe Holdings Ltd.	40,700	2,989,008
The Chubb Corp.	952,200	64,216,368
The Travelers Companies, Inc.	619,900	34,869,375
Torchmark Corp.	84,050	3,579,690
Tower Group, Inc.	176,400	3,702,636
Unum Group	346,100	7,790,711
Validus Holdings Ltd.	28,600	860,574
W.R. Berkley Corp.	60,800	2,073,888
XL Group PLC Class A	132,400	2,730,088
		298,077,460
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	215,200	3,458,264
Equity Residential (SBI)	242,200	13,367,018
Simon Property Group, Inc.	111,716	13,890,767
		30,716,049
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	44,000	547,800
TOTAL FINANCIALS		921,887,206
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	887,013	51,366,923
Gilead Sciences, Inc. (a)	615,400	24,523,690
		75,890,613
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	334,200	17,264,772
Becton, Dickinson & Co.	64,600	4,766,188
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	420,100	$ 2,478,590
C. R. Bard, Inc.	3,000	261,570
Covidien PLC	653,965	29,788,106
Medtronic, Inc.	462,100	16,834,303
St. Jude Medical, Inc.	88,600	3,405,784
Stryker Corp.	47,700	2,329,191
Zimmer Holdings, Inc. (a)	332,100	16,787,655
		93,916,159
Health Care Providers & Services - 2.8%
Aetna, Inc.	579,100	24,217,962
AMERIGROUP Corp. (a)	13,300	760,361
CIGNA Corp.	99,300	4,392,039
Coventry Health Care, Inc. (a)	51,400	1,641,716
Health Net, Inc. (a)	32,200	1,002,708
Humana, Inc.	161,000	14,277,480
Laboratory Corp. of America Holdings (a)	40,700	3,488,804
LifePoint Hospitals, Inc. (a)	144,200	5,656,966
Lincare Holdings, Inc.	47,600	1,128,120
McKesson Corp.	145,900	11,863,129
Patterson Companies, Inc.	348,500	10,514,245
Quest Diagnostics, Inc.	44,200	2,592,772
UnitedHealth Group, Inc.	1,448,504	70,643,540
Universal Health Services, Inc. Class B	11,800	474,596
WellPoint, Inc.	398,400	28,107,120
		180,761,558
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	34,900	1,308,750
Pharmaceuticals - 5.9%
Abbott Laboratories	1,159,600	63,256,180
Bristol-Myers Squibb Co.	600,300	19,641,816
Eli Lilly & Co.	651,300	24,651,705
Endo Pharmaceuticals Holdings, Inc. (a)	171,400	5,867,022
Forest Laboratories, Inc. (a)	159,300	4,772,628
Johnson & Johnson	797,600	51,620,672
Merck & Co., Inc.	2,495,499	89,214,089
Par Pharmaceutical Companies, Inc. (a)	136,400	4,420,724
Pfizer, Inc.	5,491,900	110,222,433
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	346,800	$ 13,736,748
Warner Chilcott PLC (a)	64,800	1,018,656
		388,422,673
TOTAL HEALTH CARE		740,299,753
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.1%
Exelis, Inc.	190,900	1,706,646
General Dynamics Corp.	344,500	22,757,670
Honeywell International, Inc.	22,800	1,234,620
Huntington Ingalls Industries, Inc. (a)	39,434	1,252,019
L-3 Communications Holdings, Inc.	341,300	22,628,190
Lockheed Martin Corp.	325,400	25,430,010
Northrop Grumman Corp.	342,900	19,569,303
Raytheon Co.	356,500	16,245,705
United Technologies Corp.	336,200	25,752,920
		136,577,083
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	204,400	14,665,700
Airlines - 0.0%
SkyWest, Inc.	168,498	2,043,881
Building Products - 0.0%
Owens Corning (a)	34,000	975,800
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	4,382,262
Pitney Bowes, Inc.	52,000	968,760
R.R. Donnelley & Sons Co.	412,000	6,188,240
The Brink's Co.	157,000	3,865,340
Unifirst Corp. Massachusetts	69,131	3,997,846
		19,402,448
Construction & Engineering - 0.3%
KBR, Inc.	220,700	6,378,230
Quanta Services, Inc. (a)	53,700	1,105,683
Tutor Perini Corp.	185,700	3,062,193
URS Corp. (a)	188,000	6,794,320
		17,340,426
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Emerson Electric Co.	343,200	$ 17,932,200
Hubbell, Inc. Class B	16,100	1,053,262
		18,985,462
Industrial Conglomerates - 1.6%
3M Co.	193,700	15,697,448
General Electric Co.	5,375,500	85,524,205
Tyco International Ltd.	127,200	6,100,512
		107,322,165
Machinery - 1.0%
AGCO Corp. (a)	217,000	9,927,750
Cummins, Inc.	53,400	5,144,022
Deere & Co.	113,900	9,026,575
Dover Corp.	24,200	1,330,274
Eaton Corp.	137,300	6,166,143
Flowserve Corp.	19,300	1,983,461
Illinois Tool Works, Inc.	74,200	3,371,648
ITT Corp.	95,450	1,925,227
Kennametal, Inc.	20,900	796,499
Parker Hannifin Corp.	183,093	15,156,439
Snap-On, Inc.	7,500	384,750
Timken Co.	184,000	7,729,840
Xylem, Inc.	190,900	4,562,510
		67,505,138
Professional Services - 0.0%
Dun & Bradstreet Corp.	13,200	922,284
Road & Rail - 0.4%
CSX Corp.	141,700	3,076,307
Norfolk Southern Corp.	276,800	20,909,472
		23,985,779
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	364,900	4,240,138
Finning International, Inc.	337,540	7,724,088
		11,964,226
TOTAL INDUSTRIALS		421,690,392
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.2%
Arris Group, Inc. (a)	362,000	3,891,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	1,756,200	$ 32,735,568
Harris Corp.	284,800	10,138,880
QUALCOMM, Inc.	552,300	30,266,040
		77,031,988
Computers & Peripherals - 0.7%
Dell, Inc. (a)	1,065,200	16,787,552
Hewlett-Packard Co.	553,700	15,475,915
Seagate Technology	574,600	9,825,660
Western Digital Corp. (a)	205,800	5,982,606
		48,071,733
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	58,400	2,135,104
Avnet, Inc. (a)	76,400	2,275,956
Corning, Inc.	1,324,031	17,569,891
Ingram Micro, Inc. Class A (a)	69,400	1,249,894
Molex, Inc.	43,500	1,084,890
TE Connectivity Ltd.	483,300	15,325,443
Tech Data Corp. (a)	119,000	5,858,370
Vishay Intertechnology, Inc. (a)	255,200	2,523,928
		48,023,476
Internet Software & Services - 0.1%
IAC/InterActiveCorp	70,500	2,952,540
Yahoo!, Inc. (a)	130,400	2,048,584
		5,001,124
IT Services - 1.6%
Computer Sciences Corp.	159,700	3,901,471
CSG Systems International, Inc. (a)	185,800	2,818,586
Fidelity National Information Services, Inc.	82,500	1,987,425
International Business Machines Corp.	329,500	61,946,000
The Western Union Co.	170,000	2,964,800
Visa, Inc. Class A	325,200	31,534,644
		105,152,926
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	81,700	2,848,062
Applied Materials, Inc.	360,900	3,890,502
Avago Technologies Ltd.	199,200	5,960,064
Fairchild Semiconductor International, Inc. (a)	571,400	7,399,630
GT Advanced Technologies, Inc. (a)	505,500	3,902,460
Intel Corp.	3,010,900	75,001,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	219,000	$ 10,095,900
Lam Research Corp. (a)	34,100	1,390,257
Marvell Technology Group Ltd. (a)	77,400	1,092,888
Micron Technology, Inc. (a)	668,900	4,006,711
Texas Instruments, Inc.	318,700	9,592,870
Xilinx, Inc.	72,700	2,378,017
		127,558,880
Software - 1.8%
CA, Inc.	269,400	5,711,280
Microsoft Corp.	2,310,636	59,106,069
Oracle Corp.	1,082,201	33,927,001
Symantec Corp. (a)	1,239,100	20,259,285
		119,003,635
TOTAL INFORMATION TECHNOLOGY		529,843,762
MATERIALS - 2.7%
Chemicals - 1.5%
Albemarle Corp.	22,600	1,232,378
Ashland, Inc.	127,900	7,113,798
Cabot Corp.	210,275	6,976,925
Celanese Corp. Class A	21,200	985,588
CF Industries Holdings, Inc.	9,500	1,328,100
Dow Chemical Co.	650,049	18,012,858
E.I. du Pont de Nemours & Co.	216,700	10,340,924
Eastman Chemical Co.	246,500	9,766,330
Huntsman Corp.	513,900	5,616,927
LyondellBasell Industries NV Class A	76,100	2,486,187
Potash Corp. of Saskatchewan, Inc.	233,100	10,160,916
PPG Industries, Inc.	42,900	3,764,475
RPM International, Inc.	45,500	1,073,800
Stepan Co.	70,700	5,743,668
Syngenta AG (Switzerland)	47,300	13,920,648
Valspar Corp.	32,200	1,187,536
Westlake Chemical Corp.	8,800	369,600
		100,080,658
Containers & Packaging - 0.2%
Ball Corp.	99,300	3,486,423
Crown Holdings, Inc. (a)	51,400	1,660,734
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	67,200	$ 3,914,400
Sonoco Products Co.	32,200	1,045,856
		10,107,413
Metals & Mining - 0.7%
BHP Billiton Ltd.	186,200	6,976,634
Cliffs Natural Resources, Inc.	144,200	9,778,202
Freeport-McMoRan Copper & Gold, Inc.	205,700	8,145,720
Newmont Mining Corp.	154,700	10,655,736
Nucor Corp.	41,400	1,632,402
Reliance Steel & Aluminum Co.	24,900	1,222,839
Steel Dynamics, Inc.	558,500	7,361,030
		45,772,563
Paper & Forest Products - 0.3%
Domtar Corp.	13,200	1,036,596
International Paper Co.	681,000	19,340,400
MeadWestvaco Corp.	86,200	2,573,070
		22,950,066
TOTAL MATERIALS		178,910,700
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,690,400	106,947,792
Wireless Telecommunication Services - 0.6%
China Mobile (Hong Kong) Ltd. sponsored ADR	277,800	13,798,326
Vodafone Group PLC	7,339,400	19,874,880
Vodafone Group PLC sponsored ADR	119,256	3,237,800
		36,911,006
TOTAL TELECOMMUNICATION SERVICES		143,858,798
UTILITIES - 3.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	646,300	25,645,184
Duke Energy Corp.	412,200	8,594,370
Edison International	150,700	5,924,017
El Paso Electric Co.	138,186	4,770,181
Entergy Corp.	221,500	15,584,740
Exelon Corp.	81,300	3,602,403
NextEra Energy, Inc.	604,100	33,491,304
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc.	117,200	$ 1,797,848
Pepco Holdings, Inc.	58,400	1,155,152
Pinnacle West Capital Corp.	13,800	654,258
Portland General Electric Co.	221,500	5,548,575
Westar Energy, Inc.	37,100	1,024,702
		107,792,734
Gas Utilities - 0.1%
Atmos Energy Corp.	185,600	6,349,376
UGI Corp.	28,200	844,872
		7,194,248
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	110,600	1,663,424
Constellation Energy Group, Inc.	118,200	4,746,912
NRG Energy, Inc. (a)	64,800	1,275,264
The AES Corp. (a)	211,000	2,548,880
		10,234,480
Multi-Utilities - 1.8%
Alliant Energy Corp.	33,400	1,409,814
Ameren Corp.	242,600	8,202,306
CMS Energy Corp.	353,700	7,399,404
DTE Energy Co.	127,000	6,686,550
Integrys Energy Group, Inc.	24,900	1,282,101
MDU Resources Group, Inc.	51,300	1,101,411
NiSource, Inc.	75,500	1,729,705
PG&E Corp.	634,000	24,624,560
Public Service Enterprise Group, Inc.	377,200	12,424,968
SCANA Corp.	32,200	1,404,564
Sempra Energy	308,931	16,432,040
TECO Energy, Inc.	71,700	1,346,526
Wisconsin Energy Corp.	922,500	30,608,550
		114,652,499
Water Utilities - 0.0%
American Water Works Co., Inc.	47,100	1,463,397
TOTAL UTILITIES		241,337,358
TOTAL COMMON STOCKS (Cost $4,325,736,395)		4,557,203,598
Equity Funds - 24.7%
	Shares	Value
Large Value Funds - 12.8%
American Beacon Large Cap Value Fund Institutional Class	23,543,254	$ 441,671,451
Hotchkis and Wiley Large Cap Value Fund Class A	1,245,126	18,938,362
Invesco Diversified Dividend Fund - Class A	28,178,954	335,047,759
John Hancock Classic Value Fund Class I	3,136,879	48,652,996
TOTAL LARGE VALUE FUNDS		844,310,568
Mid-Cap Blend Funds - 4.1%
Fidelity Low Priced Stock Fund (c)	7,447,023	267,943,888
Mid-Cap Value Funds - 7.8%
Ashton/River Road Dividend All Capital Value Fund Class N	10,115,509	109,146,342
T. Rowe Price Mid Cap Value Fund	17,812,591	400,605,179
TOTAL MID-CAP VALUE FUNDS		509,751,521
TOTAL EQUITY FUNDS (Cost $1,579,252,342)		1,622,005,977
Short-Term Funds - 5.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $340,341,865)	340,341,865	340,341,865
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $6,245,330,602)		6,519,551,440
NET OTHER ASSETS (LIABILITIES) - 0.8%		51,951,691
NET ASSETS - 100%		$ 6,571,503,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,595 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 286,268,500	$ 18,347,006

The face value of futures purchased as a percentage of net assets is 4.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ 237,343,881	$ 94,317,270	$ 25,000,000	$ 947,140	$ 267,943,888
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 408,938,209	$ 408,938,209	$ -	$ -
Consumer Staples	367,320,456	367,320,456	-	-
Energy	603,116,964	603,116,964	-	-
Financials	921,887,206	921,887,206	-	-
Health Care	740,299,753	740,299,753	-	-
Industrials	421,690,392	421,690,392	-	-
Information Technology	529,843,762	529,843,762	-	-
Materials	178,910,700	158,013,418	20,897,282	-
Telecommunication Services	143,858,798	123,983,918	19,874,880	-
Utilities	241,337,358	241,337,358	-	-
Equity Funds	1,622,005,977	1,622,005,977	-	-
Short-Term Funds	340,341,865	340,341,865	-	-
Total Investments in Securities:	$ 6,519,551,440	$ 6,478,779,278	$ 40,772,162	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,347,006	$ 18,347,006	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 18,347,006	$ -
Total Value of Derivatives	$ 18,347,006	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,971,028,741)	$ 6,251,607,552
Affiliated issuers (cost $274,301,861)	267,943,888
Total Investments (cost $6,245,330,602)		$ 6,519,551,440
Segregated cash with broker for futures contracts		18,380,000
Receivable for investments sold		14,271,834
Receivable for fund shares sold		4,256,539
Dividends receivable		17,591,110
Receivable for daily variation margin on futures contracts		11,372,607
Prepaid expenses		17,321
Total assets		6,585,440,851

Liabilities
Payable for investments purchased	$ 6,994,540
Payable for fund shares redeemed	5,071,162
Accrued management fee	984,415
Transfer agent fee payable	752,048
Other affiliated payables	95,040
Other payables and accrued expenses	40,515
Total liabilities		13,937,720

Net Assets		$ 6,571,503,131
Net Assets consist of:
Paid in capital		$ 6,251,587,000
Undistributed net investment income		50,736,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,382,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		292,562,117
Net Assets, for 506,371,811 shares outstanding		$ 6,571,503,131
Net Asset Value, offering price and redemption price per share ($6,571,503,131 ÷ 506,371,811 shares)		$ 12.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 61,236,783
Affiliated issuers		947,140
Interest		1,492
Total income		62,185,415

Expenses
Management fee	$ 14,329,075
Transfer agent fees	4,504,813
Accounting fees and expenses	574,382
Custodian fees and expenses	35,534
Independent trustees' compensation	31,628
Registration fees	95,477
Audit	24,806
Legal	50,149
Miscellaneous	40,164
Total expenses before reductions	19,686,028
Expense reductions	(8,316,334)	11,369,694
Net investment income (loss)		50,815,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,543,271
Affiliated issuers	(246,296)
Foreign currency transactions	756,309
Futures contracts	(45,910,840)
Realized gain distributions from underlying funds:
Affiliated issuers	15,370,130
Total net realized gain (loss)		(5,487,426)
Change in net unrealized appreciation (depreciation) on: Investment securities	(747,953,510)
Assets and liabilities in foreign currencies	(5,911)
Futures contracts	11,000,251
Total change in net unrealized appreciation (depreciation)		(736,959,170)
Net gain (loss)		(742,446,596)
Net increase (decrease) in net assets resulting from operations		$ (691,630,875)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,815,721	$ 87,732,340
Net realized gain (loss)	(5,487,426)	100,604,527
Change in net unrealized appreciation (depreciation)	(736,959,170)	1,071,829,311
Net increase (decrease) in net assets resulting from operations	(691,630,875)	1,260,166,178
Distributions to shareholders from net investment income	(31,183,927)	(68,319,960)
Distributions to shareholders from net realized gain	(114,000,254)	(15,163,865)
Total distributions	(145,184,181)	(83,483,825)
Share transactions Proceeds from sales of shares	801,499,191	4,514,169,419
Reinvestment of distributions	144,805,934	83,293,146
Cost of shares redeemed	(881,375,017)	(1,538,425,459)
Net increase (decrease) in net assets resulting from share transactions	64,930,108	3,059,037,106
Total increase (decrease) in net assets	(771,884,948)	4,235,719,459

Net Assets
Beginning of period	7,343,388,079	3,107,668,620
End of period (including undistributed net investment income of $50,736,621 and undistributed net investment income of $31,104,827, respectively)	$ 6,571,503,131	$ 7,343,388,079
Other Information Shares
Sold	61,721,955	355,462,954
Issued in reinvestment of distributions	10,197,601	6,476,805
Redeemed	(69,881,939)	(114,470,142)
Net increase (decrease)	2,037,617	247,469,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.56	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.20	.16	.09
Net realized and unrealized gain (loss)	(1.40)	2.47	1.64	.36
Total from investment operations	(1.30)	2.67	1.80	.45
Distributions from net investment income	(.06)	(.16)	(.15)	-
Distributions from net realized gain	(.22)	(.05)	-	-
Total distributions	(.28)	(.21)	(.15)	-
Net asset value, end of period	$ 12.98	$ 14.56	$ 12.10	$ 10.45
Total Return B, C	(9.07)%	22.29%	17.40%	4.50%
Ratios to Average Net Assets G
Expenses before reductions	.59% A	.61%	.93%	1.08% A
Expenses net of fee waivers, if any	.34% A	.35%	.75%	.90% A
Expenses net of all reductions	.34% A	.35%	.75%	.90% A
Net investment income (loss)	1.53% A	1.48%	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,571,503	$ 7,343,388	$ 3,107,669	$ 436,993
Portfolio turnover rate E	49% A	49%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period December 30, 2008 (commencement of operations) to May 31, 2009.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers® Value Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 557,227,885
Gross unrealized depreciation	(295,289,410)
Net unrealized appreciation (depreciation) on securities and other investments	$ 261,938,475

Tax cost	$ 6,257,612,965

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(45,910,840) and a change in net unrealized appreciation (depreciation) of $11,000,251 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,562,288,319 and $1,684,147,537, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., Eaton Vance Management and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,753 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $8,316,334.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management, Inc. (Eaton Vance), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and considers at each of its meetings one or more factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, Eaton Vance, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, over the one-year period ended December 31, 2010, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 68% of its peers for the one-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also considered Strategic Advisers' contractual commitment to reimburse expenses of the fund through May 31, 2012 to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) exceed 0.90% and noted that the expense reimbursement would not be renewed and is set to expire on that date. The Board, however, also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 28, 2011.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 28, 2011.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also reviewed the fund's expense reimbursement contract with Strategic Advisers, pursuant to which Strategic Advisers has agreed, through May 31, 2012, to reimburse total operating expenses to the extent they exceed 0.90%.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

Eaton Vance Management

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SUF-USAN-0112
1.922641.101

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.36%	$ 1,000.00	$ 928.40	$ 1.74
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.20	$ 1.82

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Aston/Montag & Caldwell Growth Fund Class N	6.7	4.1
Fidelity Growth Company Fund	6.6	5.7
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	6.2	7.9
Columbia Select Large Capital Growth Fund Class Z	3.7	1.9
Apple, Inc.	3.2	2.9
Google, Inc. Class A	2.8	2.1
Oracle Corp.	2.2	2.5
QUALCOMM, Inc.	1.9	2.1
Philip Morris International, Inc.	1.8	1.2
Schlumberger Ltd.	1.4	1.3
	36.5
Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	23.4
Consumer Discretionary	12.3	12.5
Energy	7.9	7.5
Industrials	7.7	9.3
Health Care	7.6	7.8
Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Common Stocks 70.8%	Common Stocks 72.6%
Large Growth Funds 17.7%	Large Growth Funds 12.5%
Mid-Cap Growth Funds 6.2%	Mid-Cap Growth Funds 7.9%
Sector Funds 0.6%	Sector Funds 1.8%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 5.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.9%
BorgWarner, Inc. (a)	529,800	$ 34,924,416
Gentex Corp.	765,700	22,572,836
TRW Automotive Holdings Corp. (a)	290,310	9,481,525
		66,978,777
Automobiles - 0.4%
Ford Motor Co. (a)	546,600	5,793,960
General Motors Co.	1,012,180	21,549,312
		27,343,272
Hotels, Restaurants & Leisure - 3.9%
Ctrip.com International Ltd. sponsored ADR (a)	484,200	13,170,240
Las Vegas Sands Corp. (a)	884,050	41,293,976
McDonald's Corp.	697,350	66,610,872
Starbucks Corp.	1,943,173	84,489,162
Starwood Hotels & Resorts Worldwide, Inc.	243,223	11,596,873
Wynn Resorts Ltd.	443,373	53,453,049
Yum! Brands, Inc.	288,400	16,161,936
		286,776,108
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	265,800	14,515,338
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	220,480	42,396,099
Expedia, Inc.	287,740	8,003,488
Priceline.com, Inc. (a)	65,850	31,995,857
		82,395,444
Media - 1.1%
CBS Corp. Class B	2,067,450	53,836,398
DIRECTV (a)	130,900	6,181,098
Omnicom Group, Inc.	380,120	16,409,780
Time Warner Cable, Inc.	95,500	5,775,840
		82,203,116
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	216,200	17,618,138
Macy's, Inc.	666,400	21,544,712
		39,162,850
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	156,100	7,478,751
AutoZone, Inc. (a)	122,450	40,210,131
Best Buy Co., Inc.	388,430	10,522,569
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	218,800	$ 5,161,492
Home Depot, Inc.	1,409,800	55,292,356
O'Reilly Automotive, Inc. (a)	492,750	38,060,010
Ross Stores, Inc.	164,500	14,655,305
Signet Jewelers Ltd.	228,800	10,131,264
Staples, Inc.	608,230	8,764,594
Tiffany & Co., Inc.	222,500	14,916,400
TJX Companies, Inc.	669,110	41,284,087
		246,476,959
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	128,800	8,061,592
Deckers Outdoor Corp. (a)	64,700	7,048,742
NIKE, Inc. Class B	296,360	28,503,905
Ralph Lauren Corp.	144,800	20,541,328
		64,155,567
TOTAL CONSUMER DISCRETIONARY		910,007,431
CONSUMER STAPLES - 6.2%
Beverages - 1.1%
Hansen Natural Corp. (a)	166,900	15,388,180
PepsiCo, Inc.	736,320	47,124,480
The Coca-Cola Co.	352,960	23,729,501
		86,242,161
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	215,900	18,416,270
CVS Caremark Corp.	1,185,460	46,043,266
		64,459,536
Food Products - 1.2%
General Mills, Inc.	353,800	14,134,310
Kellogg Co.	216,500	10,643,140
Kraft Foods, Inc. Class A	851,750	30,790,763
Mead Johnson Nutrition Co. Class A	441,600	33,278,976
		88,847,189
Household Products - 0.2%
Energizer Holdings, Inc. (a)	195,800	14,152,424
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	487,683	$ 57,536,840
Herbalife Ltd.	197,200	10,905,160
		68,442,000
Tobacco - 1.9%
Lorillard, Inc.	43,700	4,877,794
Philip Morris International, Inc.	1,765,750	134,620,780
		139,498,574
TOTAL CONSUMER STAPLES		461,641,884
ENERGY - 7.9%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	128,500	7,017,385
Cameron International Corp. (a)	250,930	13,547,711
FMC Technologies, Inc. (a)	754,800	39,521,328
Halliburton Co.	1,536,709	56,550,891
National Oilwell Varco, Inc.	840,048	60,231,442
Schlumberger Ltd.	1,407,227	106,006,410
Superior Energy Services, Inc. (a)	200,700	5,962,797
		288,837,964
Oil, Gas & Consumable Fuels - 4.0%
Alpha Natural Resources, Inc. (a)	342,520	8,220,480
Chevron Corp.	618,760	63,620,903
Concho Resources, Inc. (a)	300,800	30,567,296
ConocoPhillips	256,000	18,257,920
Denbury Resources, Inc. (a)	1,530,480	25,865,112
Exxon Mobil Corp.	605,600	48,714,464
HollyFrontier Corp.	226,500	5,266,125
Occidental Petroleum Corp.	675,300	66,787,170
Peabody Energy Corp.	239,700	9,403,431
Range Resources Corp.	123,800	8,877,698
Valero Energy Corp.	712,000	15,856,240
		301,436,839
TOTAL ENERGY		590,274,803
FINANCIALS - 2.9%
Capital Markets - 1.6%
Charles Schwab Corp.	1,356,520	16,223,979
Franklin Resources, Inc.	211,700	21,343,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	698,466	$ 39,644,930
TD Ameritrade Holding Corp.	2,573,710	41,925,736
		119,138,239
Commercial Banks - 0.2%
Wells Fargo & Co.	486,850	12,589,941
Consumer Finance - 0.3%
Capital One Financial Corp.	231,100	10,320,926
Discover Financial Services	696,400	16,588,248
		26,909,174
Diversified Financial Services - 0.8%
CME Group, Inc.	101,770	25,369,226
IntercontinentalExchange, Inc. (a)	156,900	19,097,868
JPMorgan Chase & Co.	475,800	14,735,526
		59,202,620
TOTAL FINANCIALS		217,839,974
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Amgen, Inc.	233,200	13,504,612
Biogen Idec, Inc. (a)	132,500	15,230,875
Celgene Corp. (a)	319,100	20,128,828
Gilead Sciences, Inc. (a)	691,490	27,555,877
		76,420,192
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	366,620	18,939,589
Edwards Lifesciences Corp. (a)	273,000	18,026,190
IDEXX Laboratories, Inc. (a)	80,900	6,082,871
Intuitive Surgical, Inc. (a)	37,900	16,456,559
Medtronic, Inc.	571,180	20,808,087
The Cooper Companies, Inc.	157,300	9,636,198
Varian Medical Systems, Inc. (a)	263,900	16,422,497
		106,371,991
Health Care Providers & Services - 2.3%
Aetna, Inc.	416,700	17,426,394
Cardinal Health, Inc.	189,100	8,029,186
CIGNA Corp.	406,300	17,970,649
DaVita, Inc. (a)	114,600	8,730,228
Express Scripts, Inc. (a)	457,700	20,894,005
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	229,500	$ 18,660,645
UnitedHealth Group, Inc.	1,174,100	57,260,857
WellPoint, Inc.	301,170	21,247,544
		170,219,508
Health Care Technology - 0.2%
Cerner Corp. (a)	201,600	12,293,568
Pharmaceuticals - 2.7%
Allergan, Inc.	779,109	65,227,005
Endo Pharmaceuticals Holdings, Inc. (a)	543,500	18,604,005
Johnson & Johnson	248,500	16,082,920
Merck & Co., Inc.	510,110	18,236,433
Perrigo Co.	152,700	14,949,330
Pfizer, Inc.	1,398,170	28,061,272
Shire PLC sponsored ADR	219,300	22,219,476
Watson Pharmaceuticals, Inc. (a)	261,600	16,904,592
		200,285,033
TOTAL HEALTH CARE		565,590,292
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	625,740	33,883,821
Lockheed Martin Corp.	162,332	12,686,246
Northrop Grumman Corp.	177,700	10,141,339
Precision Castparts Corp.	365,391	60,198,167
The Boeing Co.	397,850	27,328,317
United Technologies Corp.	367,400	28,142,840
		172,380,730
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	233,700	16,010,787
Expeditors International of Washington, Inc.	262,700	11,430,077
		27,440,864
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	106,600	8,636,732
Construction & Engineering - 0.5%
Fluor Corp.	407,400	22,333,668
KBR, Inc.	439,700	12,707,330
		35,040,998
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Danaher Corp.	1,420,749	$ 68,735,837
Tyco International Ltd.	256,900	12,320,924
		81,056,761
Machinery - 2.1%
Caterpillar, Inc.	440,330	43,099,500
Deere & Co.	325,100	25,764,175
Eaton Corp.	156,700	7,037,397
Flowserve Corp.	216,640	22,264,093
Illinois Tool Works, Inc.	316,400	14,377,216
Parker Hannifin Corp.	278,420	23,047,608
Snap-On, Inc.	204,300	10,480,590
Timken Co.	260,500	10,943,605
		157,014,184
Professional Services - 0.2%
Towers Watson & Co.	202,300	13,181,868
Road & Rail - 1.0%
CSX Corp.	462,600	10,043,046
Norfolk Southern Corp.	172,700	13,045,758
Union Pacific Corp.	512,300	52,976,943
		76,065,747
TOTAL INDUSTRIALS		570,817,884
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,274,340	23,753,698
Juniper Networks, Inc. (a)	343,050	7,790,666
QUALCOMM, Inc.	2,542,960	139,354,208
		170,898,572
Computers & Peripherals - 4.6%
Apple, Inc. (a)	627,134	239,690,615
Dell, Inc. (a)	976,300	15,386,488
EMC Corp. (a)	1,573,500	36,206,235
Hewlett-Packard Co.	667,980	18,670,041
NCR Corp. (a)	343,251	6,003,460
NetApp, Inc. (a)	513,098	18,897,399
Western Digital Corp. (a)	246,100	7,154,127
		342,008,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Avnet, Inc. (a)	172,000	$ 5,123,880
AVX Corp.	319,700	4,136,918
Corning, Inc.	1,432,220	19,005,559
		28,266,357
Internet Software & Services - 3.5%
Baidu.com, Inc. sponsored ADR (a)	224,700	29,433,453
Google, Inc. Class A (a)	350,402	210,027,455
LinkedIn Corp. (a)	113,800	7,502,834
VeriSign, Inc.	507,800	17,051,924
		264,015,666
IT Services - 4.0%
Accenture PLC Class A	76,500	4,431,645
Cognizant Technology Solutions Corp. Class A (a)	1,333,320	89,799,102
Fiserv, Inc. (a)	168,100	9,692,646
International Business Machines Corp.	166,400	31,283,200
MasterCard, Inc. Class A	186,650	69,909,758
The Western Union Co.	723,100	12,610,864
VeriFone Systems, Inc. (a)	297,900	13,062,915
Visa, Inc. Class A	672,500	65,212,325
		296,002,455
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	301,700	11,365,039
Analog Devices, Inc.	200,240	6,980,366
ARM Holdings PLC sponsored ADR	274,000	7,745,980
Broadcom Corp. Class A	736,469	22,348,152
Lam Research Corp. (a)	109,600	4,468,392
Microchip Technology, Inc.	783,907	27,366,193
		80,274,122
Software - 5.9%
Adobe Systems, Inc. (a)	812,510	22,279,024
BMC Software, Inc. (a)	605,070	21,576,796
Citrix Systems, Inc. (a)	326,900	23,337,391
Intuit, Inc.	1,285,900	68,461,316
Microsoft Corp.	997,600	25,518,608
Oracle Corp.	5,191,400	162,750,390
Rovi Corp. (a)	602,140	16,709,385
salesforce.com, Inc. (a)	239,200	28,326,064
Symantec Corp. (a)	857,200	14,015,220
Synopsys, Inc. (a)	912,670	25,527,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	233,900	$ 6,408,860
VMware, Inc. Class A (a)	237,736	22,984,316
		437,894,750
TOTAL INFORMATION TECHNOLOGY		1,619,360,287
MATERIALS - 4.0%
Chemicals - 3.2%
Ashland, Inc.	611,690	34,022,198
E.I. du Pont de Nemours & Co.	275,300	13,137,316
Ecolab, Inc.	376,600	21,473,732
Monsanto Co.	1,272,271	93,448,305
PPG Industries, Inc.	206,130	18,087,908
Praxair, Inc.	453,428	46,249,656
The Mosaic Co.	161,400	8,515,464
		234,934,579
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	208,600	14,145,166
Freeport-McMoRan Copper & Gold, Inc.	801,280	31,730,688
		45,875,854
Paper & Forest Products - 0.2%
Domtar Corp.	168,400	13,224,452
TOTAL MATERIALS		294,034,885
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A	530,000	31,270,000
TOTAL COMMON STOCKS (Cost $4,749,878,755)		5,260,837,440
Equity Funds - 24.5%

Large Growth Funds - 17.7%
Aston/Montag & Caldwell Growth Fund Class N	19,974,733	497,171,097
Columbia Select Large Capital Growth Fund Class Z	22,018,906	275,896,895
Fidelity Growth Company Fund (c)	5,708,941	486,915,541
Equity Funds - continued
	Shares	Value
Large Growth Funds - continued
iShares Russell 1000 Growth Index ETF	82,248	$ 4,786,011
PRIMECAP Odyssey Growth Fund	3,238,400	48,640,764
TOTAL LARGE GROWTH FUNDS		1,313,410,308
Mid-Cap Growth Funds - 6.2%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	13,187,490	462,221,509
Sector Funds - 0.6%
Energy Select Sector SPDR ETF	649,000	45,968,670
TOTAL EQUITY FUNDS (Cost $1,710,013,231)		1,821,600,487
Short-Term Funds - 4.3%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $316,208,645)	316,208,645	316,208,645
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,776,100,631)		7,398,646,572
NET OTHER ASSETS (LIABILITIES) - 0.4%		26,461,236
NET ASSETS - 100%		$ 7,425,107,808
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,581 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 223,096,300	$ 11,938,666

The face value of futures purchased as a percentage of net assets is 3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 385,577,701	$ 125,000,000	$ -	$ -	$ 486,915,541
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,938,666	$ -
Total Value of Derivatives	$ 11,938,666	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,326,730,193)	$ 6,911,731,031
Affiliated issuers (cost $449,370,438)	486,915,541
Total Investments (cost $6,776,100,631)		$ 7,398,646,572
Segregated cash with broker for futures contracts		14,324,000
Receivable for investments sold		18,986,906
Receivable for fund shares sold		4,871,039
Dividends receivable		10,879,585
Receivable for daily variation margin on futures contracts		8,862,973
Prepaid expenses		14,713
Total assets		7,456,585,788

Liabilities
Payable for investments purchased	$ 22,953,187
Payable for fund shares redeemed	5,764,299
Accrued management fee	1,127,234
Other affiliated payables	1,468,280
Other payables and accrued expenses	164,980
Total liabilities		31,477,980

Net Assets		$ 7,425,107,808
Net Assets consist of:
Paid in capital		$ 6,884,026,039
Undistributed net investment income		23,376,399
Accumulated undistributed net realized gain (loss) on investments		(116,779,237)
Net unrealized appreciation (depreciation) on investments		634,484,607
Net Assets, for 637,704,605 shares outstanding		$ 7,425,107,808
Net Asset Value, offering price and redemption price per share ($7,425,107,808 ÷ 637,704,605 shares)		$ 11.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 35,918,587
Interest		14,872
Total income		35,933,459

Expenses
Management fee	$ 15,131,877
Transfer agent fees	4,905,628
Accounting fees and expenses	579,308
Custodian fees and expenses	35,531
Independent trustees' compensation	32,020
Registration fees	170,851
Audit	24,837
Legal	42,863
Miscellaneous	34,931
Total expenses before reductions	20,957,846
Expense reductions	(8,616,427)	12,341,419
Net investment income (loss)		23,592,040
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(71,403,414)
Futures contracts	(27,687,464)
Total net realized gain (loss)		(99,090,878)
Change in net unrealized appreciation (depreciation) on: Investment securities	(371,965,324)
Futures contracts	5,706,580
Total change in net unrealized appreciation (depreciation)		(366,258,744)
Net gain (loss)		(465,349,622)
Net increase (decrease) in net assets resulting from operations		$ (441,757,582)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	For the period June 2, 2010 (commencement of operations) to May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,592,040	$ 25,105,767
Net realized gain (loss)	(99,090,878)	44,606,353
Change in net unrealized appreciation (depreciation)	(366,258,744)	1,000,743,351
Net increase (decrease) in net assets resulting from operations	(441,757,582)	1,070,455,471
Distributions to shareholders from net investment income	(10,881,340)	(14,392,880)
Distributions to shareholders from net realized gain	(62,023,631)	-
Total distributions	(72,904,971)	(14,392,880)
Share transactions Proceeds from sales of shares	1,652,438,506	6,324,700,769
Reinvestment of distributions	72,689,448	14,361,138
Cost of shares redeemed	(585,828,129)	(594,653,962)
Net increase (decrease) in net assets resulting from share transactions	1,139,299,825	5,744,407,945
Total increase (decrease) in net assets	624,637,272	6,800,470,536

Net Assets
Beginning of period	6,800,470,536	-
End of period (including undistributed net investment income of $23,376,399 and undistributed net investment income of $10,665,699, respectively)	$ 7,425,107,808	$ 6,800,470,536
Other Information Shares
Sold	146,562,550	587,138,724
Issued in reinvestment of distributions	5,737,131	1,229,550
Redeemed	(51,147,543)	(51,815,807)
Net increase (decrease)	101,152,138	536,552,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Period ended May 31,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07
Net realized and unrealized gain (loss)	(.94)	2.63
Total from investment operations	(.90)	2.70
Distributions from net investment income	(.02)	(.03)
Distributions from net realized gain	(.11)	-
Total distributions	(.13)	(.03)
Net asset value, end of period	$ 11.64	$ 12.67
Total Return B, C	(7.16)%	27.03%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.70% A
Expenses net of fee waivers, if any	.36% A	.45% A
Expenses net of all reductions	.36% A	.45% A
Net investment income (loss)	.69% A	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,425,108	$ 6,800,471
Portfolio turnover rate E	43% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period June 2, 2010 (commencement of operations) to May 31, 2011.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Strategic Advisers® Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 785,464,915
Gross unrealized depreciation	(173,146,748)
Net unrealized appreciation (depreciation) on securities and other investments	$ 612,318,167

Tax cost	$ 6,786,328,405

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(27,687,464) and a change in net unrealized appreciation (depreciation) of $5,706,580 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,515,852,147 and $1,433,659,203, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. ClariVest Asset Management LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In December 2011, the Board of Trustees approved the appointment of Morgan Stanley Investment Management, Inc. (MSIM) as an additional sub-adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,224 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $8,616,291.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $136.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Pyramis Global Advisors, LLC (Pyramis), Waddell & Reed Investment Management Company (Waddell), and Winslow Capital Management, Inc. (Winslow) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and considers at each of its meetings one or more factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, Pyramis, Waddell, and Winslow (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. Because the fund had been in existence less than a full calendar year, the Board did not consider the performance of the fund in its review of the Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2014.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 28, 2011.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 28, 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SGF-USAN-0112
1.922643.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 24, 2012
By:	/s/ Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 24, 2012